high

Regan Total Return Income Fund
Schedule of Investments
December 31, 2024 (Unaudited)

NON-AGENCY MORTGAGE-BACKED SECURITIES - 48.7%	Par	Value
ACE Securities Corp.
Series 2006-SL3, Class A1, 4.65% (1 mo. Term SOFR + 0.31%), 06/25/2036	$9,098,884	$80,805
Series 2006-SL4, Class A1, 4.69% (1 mo. Term SOFR + 0.35%), 09/25/2036	1,760,255	67,568
Asset Backed Securities Corp. Home Equity, Series 2004-HE9, Class M1, 5.43% (1 mo. Term SOFR + 1.09%), 12/25/2034	248,366	226,537
Bayview Financial Acquisition Trust, Series 2006-C, Class 2A3, 4.89% (1 mo. Term SOFR + 0.55%), 11/28/2036	855,723	779,567
Bear Stearns Asset Backed Securities Trust, Series 2007-HE2, Class 23A, 4.73% (1 mo. Term SOFR + 0.39%), 03/25/2037	90,467	85,593
CSAB Mortgage Backed Trust, Series 2006-4, Class A6A, 6.18%, 12/25/2036 (a)(b)	30,999	4,030
Equifirst Mortgage Loan Trust, Series 2004-2, Class M7, 7.45% (1 mo. Term SOFR + 3.11%), 10/25/2034	39,742	35,662
GSAA Trust, Series 2006-3, Class A4, 5.15% (1 mo. Term SOFR + 0.81%), 03/25/2036	4,832,103	321,421
Indymac Home Equity Loan Asset-Backed Trust, Series 2001-C, Class M2, 6.63% (1 mo. Term SOFR + 2.29%), 12/25/2032	449,053	447,246
JP Morgan Mortgage Acquisition Corp., Series 2007-CH4, Class A5, 4.69% (1 mo. Term SOFR + 0.35%), 05/25/2037	120,917	120,473
Long Beach Mortgage Loan Trust
Series 2003-4, Class AV1, 5.07% (1 mo. Term SOFR + 0.73%), 08/25/2033	569,026	557,222
Series 2004-4, Class 1A1, 5.01% (1 mo. Term SOFR + 0.67%), 10/25/2034	38,887	37,714
Series 2004-4, Class M1, 5.35% (1 mo. Term SOFR + 1.01%), 10/25/2034 (a)	23,999	21,479
Merrill Lynch Mortgage Investors, Inc.
Series 2003-HE1, Class M1, 5.50% (1 mo. Term SOFR + 1.16%), 07/25/2034	60,796	59,883
Series 2006-AR1, Class A1, 4.78% (1 mo. Term SOFR + 0.44%), 03/25/2037 (c)	487,481	164,068
Morgan Stanley ABS Capital I, Inc.
Series 2004-HE6, Class M2, 5.35% (1 mo. Term SOFR + 1.01%), 08/25/2034	148,007	143,485
Series 2004-HE6, Class M3, 5.43% (1 mo. Term SOFR + 1.09%), 08/25/2034	74,386	71,700
Series 2005-HE1, Class M1, 5.13% (1 mo. Term SOFR + 0.79%), 12/25/2034	201,487	194,569
Morgan Stanley Mortgage Loan Trust, Series 2007-7AX, Class 2A3, 5.17% (1 mo. Term SOFR + 0.83%), 04/25/2037 (a)	200,878	46,202
New Century Home Equity Loan Trust, Series 2005-3, Class M5, 5.46% (1 mo. Term SOFR + 0.78%), 07/25/2035	243,586	239,835
Nomura Home Equity Loan, Inc., Series 2006-HE3, Class 1A1, 4.75% (1 mo. Term SOFR + 0.41%), 07/25/2036 (a)	150,270	131,937
Option One Mortgage Loan Trust, Series 2007-FXD1, Class 1A1, 5.87%, 01/25/2037 (b)	1,774,622	1,466,153
Popular ABS, Inc., Series 2002-5, Class M1, 5.80%, 11/25/2032 (b)	515,122	498,364
Securitized Asset Backed Receivables LLC, Series 2004-OP2, Class M2, 6.03% (1 mo. Term SOFR + 1.69%), 08/25/2034	591,374	552,350
Structured Asset Investment Loan Trust
Series 2003-BC4, Class M2, 7.45% (1 mo. Term SOFR + 3.11%), 06/25/2033	2,152,758	2,043,383
Series 2004-5, Class M7, 7.45% (1 mo. Term SOFR + 3.11%), 05/25/2034	508,601	438,336
Structured Asset Securities Corp., Series 2004-6XS, Class M1, 5.67%, 03/25/2034 (b)	292,373	280,317
Bear Stearns Adjustable Rate Mortgage Trust, Series 2006-1, Class A1, 6.53% (1 yr. CMT Rate + 2.25%), 02/25/2036 (a)	7,086	6,342
ABN Amro Mortgage Corp., Series 2003-12, Class 1A, 5.00%, 12/25/2033	75,413	72,891
ACE Securities Corp.
Series 2006-ASL1, Class A, 4.73% (1 mo. Term SOFR + 0.39%), 02/25/2036	268,394	23,379
Series 2007-D1, Class A4, 6.93%, 02/25/2038 (b)(c)	500,742	405,061
Series 2007-HE5, Class A2C, 4.81% (1 mo. Term SOFR + 0.47%), 07/25/2037	6,738,862	2,317,841
Adjustable Rate Mortgage Trust
Series 2004-2, Class 6A1, 6.31%, 02/25/2035 (d)	18,898	18,765
Series 2004-4, Class 3A1, 5.00%, 03/25/2035 (d)	24,747	24,267
Series 2005-10, Class 1A1, 6.24%, 01/25/2036 (d)	192,326	179,795
Series 2005-6A, Class 2A1, 5.07% (1 mo. Term SOFR + 0.73%), 11/25/2035	76,306	20,719
Series 2005-7, Class 1A1, 5.94%, 10/25/2035 (a)(d)	154,039	104,747

Regan Total Return Income Fund
Schedule of Investments
December 31, 2024 (Unaudited)

NON-AGENCY MORTGAGE-BACKED SECURITIES (Continued)	Par	Value
Adjustable Rate Mortgage Trust (Continued)
Series 2005-7, Class 2A21, 4.88%, 10/25/2035 (d)	1,095,421	$947,852
Series 2005-7, Class 5A1, 5.08%, 10/25/2035 (d)	1,940,230	1,396,316
Series 2006-1, Class 1A1, 4.74%, 03/25/2036 (d)	59,656	53,675
Aegis Asset Backed Securities Trust, Series 2004-5, Class M2, 6.28% (1 mo. Term SOFR + 1.94%), 12/25/2034	158,735	139,529
AFC Home Equity Loan Trust
Series 1999-3, Class 1A, 5.68% (1 mo. Term SOFR + 1.09%), 09/28/2029	61,691	53,515
Series 2000-1, Class 2A, 5.09% (1 mo. Term SOFR + 0.75%), 03/25/2030	107,049	102,244
Agate Bay Mortgage Trust
Series 2015-4, Class A5, 3.00%, 06/25/2045 (c)(d)	284,859	254,053
Series 2015-6, Class A3, 3.50%, 09/25/2045 (c)(d)	332,132	298,887
American Home Mortgage Assets LLC
Series 2006-2, Class 1A1, 5.79% (MTA + 0.96%), 09/25/2046	470,303	406,472
Series 2007-3, Class 11A1, 4.87% (1 mo. Term SOFR + 0.53%), 06/25/2037	154,811	141,123
American Home Mortgage Investment Trust
Series 2004-3, Class MH1, 5.15% (1 mo. Term SOFR + 1.01%), 10/25/2034	81,583	76,814
Series 2007-1, Class GA1A, 4.61% (1 mo. Term SOFR + 0.27%), 05/25/2047	4,291,171	3,032,065
Series 2007-1, Class GA1C, 4.64% (1 mo. Term SOFR + 0.30%), 05/25/2047	11,232,756	6,308,824
Series 2007-2, Class 11A1, 4.91% (1 mo. Term SOFR + 0.57%), 03/25/2047	880,264	341,359
Series 2007-2, Class 12A1, 4.99% (1 mo. Term SOFR + 0.65%), 03/25/2037	1,012,338	387,076
Series 2007-A, Class 4A, 5.60% (1 mo. Term SOFR + 1.01%), 07/25/2046 (c)	109,975	23,460
Angel Oak Mortgage Trust LLC
Series 2021-2, Class A1, 0.99%, 04/25/2066 (c)(d)	498,285	423,775
Series 2021-3, Class A1, 1.07%, 05/25/2066 (c)(d)	4,357,758	3,691,744
Series 2021-4, Class A1, 1.04%, 01/20/2065 (c)(d)	4,736,136	3,888,996
Series 2021-5, Class A1, 0.95%, 07/25/2066 (c)(d)	1,025,038	867,008
Series 2021-8, Class A1, 1.82%, 11/25/2066 (c)(d)	1,579,925	1,371,900
Argent Securities Inc., Series 2006-W5, Class A2B, 4.65% (1 mo. Term SOFR + 0.31%), 06/25/2036	304,475	81,330
Argent Securities, Inc. Asset-Backed Pass-Through Certificates, Series 2004-W9, Class M2, 3.93% (1 mo. Term SOFR + 2.14%), 06/26/2034	9,287	11,129
Argent Securities, Inc. Asset-Backed Pass-Through Certificates Series 2003-W7, Series 2006-W4, Class A2D, 4.99% (1 mo. Term SOFR + 0.65%), 05/25/2036	272,992	64,396
ASG Resecuritization Trust
Series 2011-1, Class 2H1, 6.00%, 09/28/2036 (a)(c)(d)	3,222,000	1,006,875
Series 2011-2, Class M52, 5.75%, 02/28/2036 (c)	693,432	641,649
Series 2013-2, Class 1M40, 4.86%, 12/28/2035 (a)(c)(d)	2,325,106	2,102,767
Asset Backed Funding Certificates, Series 2002-WF2, Class A2, 5.58% (1 mo. Term SOFR + 1.24%), 05/25/2032	7,797	7,788
Banc of America Alternative Loan Trust
Series 2005-10, Class 1CB1, 4.85% (1 mo. Term SOFR + 0.51%), 11/25/2035	461,321	397,744
Series 2005-11, Class 1CB3, 5.50%, 12/25/2035	203,286	175,666
Series 2005-11, Class 1CB5, 5.50%, 12/25/2035	169,960	146,868
Series 2006-5, Class CB7, 6.00%, 06/25/2046	844,430	713,547
Series 2007-1, Class 1A1, 3.99%, 04/25/2028 (d)	285,189	251,872
Series 2007-2, Class 1A1, 5.50%, 06/25/2037	647,957	548,951
Series 2007-2, Class 3A2, 4.81% (1 mo. Term SOFR + 0.47%), 06/25/2037	135,994	97,721
Banc of America Funding Corp.
Series 2005-1, Class 1A6, 5.50%, 02/25/2035	39,891	38,086
Series 2005-3, Class 1A10, 5.25%, 06/25/2035	262,339	232,112
Series 2005-6, Class 1A3, 5.75%, 10/25/2035	1,057,452	846,541
Series 2005-6, Class 1A8, 6.00%, 10/25/2035	302,562	247,183
Series 2005-8, Class 1A1, 5.50%, 01/25/2036	202,753	163,040
Series 2005-B, Class 2A1, 4.87%, 04/20/2035 (d)	29,005	25,980
Series 2005-E, Class 8A1, 6.26% (MTA + 1.43%), 06/20/2035	990,931	741,227

Regan Total Return Income Fund
Schedule of Investments
December 31, 2024 (Unaudited)

NON-AGENCY MORTGAGE-BACKED SECURITIES (Continued)	Par	Value
Banc of America Funding Corp. (Continued)
Series 2006-7, Class 1A1, 4.90% (1 mo. Term SOFR + 0.56%), 09/25/2036	676,978	$515,323
Series 2006-B, Class 2A1, 4.61%, 03/20/2036 (d)	37,713	31,242
Series 2006-G, Class 3A3, 6.77% (12 mo. Term SOFR + 2.47%), 07/20/2036	8,056	7,981
Series 2007-1, Class 1A3, 6.00%, 01/25/2037	44,334	36,916
Series 2007-2, Class TA1B, 5.81%, 03/25/2037 (d)	56,181	52,012
Series 2007-4, Class 3A1, 4.82% (1 mo. Term SOFR + 0.48%), 06/25/2037	156,284	117,100
Series 2007-8, Class 4A1, 6.00%, 08/25/2037	82,014	64,914
Series 2007-A, Class 2A1, 4.80% (1 mo. Term SOFR + 0.43%), 02/20/2047	792,620	717,367
Series 2007-C, Class 7A4, 4.92% (1 mo. Term SOFR + 0.55%), 05/20/2047	229,543	206,420
Series 2007-C, Class 7A5, 5.08% (1 mo. Term SOFR + 0.71%), 05/20/2047	340,846	308,795
Series 2009-R14A, Class 2A, 5.78% (-2 x 1 mo. Term SOFR + 14.80%), 07/26/2035 (c)(e)	457,358	382,139
Series 2010-R6, Class 3A4, 6.25%, 09/26/2037 (c)(d)	583,902	209,772
Series 2010-R8, Class 1A4, 5.75%, 05/26/2036 (c)	267,080	155,103
Series 2015-R2, Class 3A3, 3.50%, 04/29/2037 (c)(d)	1,666,819	1,449,541
Series 2016-R2, Class 1A2, 13.76%, 05/01/2033 (c)(d)(f)	1,890,648	1,830,190
Banc of America Funding Corporation, Series 2006-4, Class A11, 6.00%, 07/25/2036	197,639	144,256
Banc of America Mortgage Securities
Series 2003-H, Class 2A2, 7.43%, 09/25/2033 (d)	581,385	549,192
Series 2005-E, Class 3A1, 5.77%, 06/25/2035 (d)	212,940	201,559
Series 2005-F, Class 2A2, 6.38%, 07/25/2035 (d)	174,947	164,917
Series 2007-3, Class 1A1, 6.00%, 09/25/2037	1,700,702	1,345,640
Banc of America Mortgage Securities, Inc.
Series 2005-3, Class 2A3, 5.50%, 03/25/2035	460,774	407,745
Series 2005-8, Class A12, 5.50%, 09/25/2035	945,510	813,930
Series 2005-I, Class 3A1, 4.11%, 10/25/2035 (d)	483,384	380,694
Series 2005-J, Class 2A1, 5.76%, 11/25/2035 (d)	46,792	40,955
Series 2006-2, Class A2, 6.00% (1 mo. Term SOFR + 6.00%), 07/25/2046	240,686	202,495
Series 2006-2, Class A3, 5.05% (1 mo. Term SOFR + 0.71%), 07/25/2046	741,691	595,213
Series 2007-1, Class 1A4, 6.00%, 03/25/2037	1,031,778	853,000
Series 2007-2, Class A7, 5.50%, 05/25/2037	71,145	52,499
Bank of America NA, Series 2008-R4, Class 1A4, 5.15% (1 mo. Term SOFR + 0.56%), 07/25/2037 (c)	273,409	186,597
BankAmerica Manufactured Housing Contract Trust
Series 1997-1, Class B1, 6.94%, 03/15/2026	600,000	72,643
Series 1998-2, Class B1, 7.22%, 12/10/2025 (d)	2,177,312	252,985
Bayview Commercial Asset Trust
Series 2006-1A, Class B1, 6.03% (1 mo. Term SOFR + 1.69%), 04/25/2036 (c)	644,171	559,163
Series 2006-1A, Class M3, 5.08% (1 mo. Term SOFR + 0.74%), 04/25/2036 (c)	355,046	314,113
Series 2006-1A, Class M6, 5.41% (1 mo. Term SOFR + 1.07%), 04/25/2036 (c)	579,305	510,816
Series 2006-SP2, Class M5, 5.19% (1 mo. Term SOFR + 0.85%), 01/25/2037 (c)	302,366	305,311
Series 2006-SP2, Class M6, 5.29% (1 mo. Term SOFR + 0.95%), 01/25/2037 (c)	324,825	328,143
BCAP LLC Trust
Series 2007-AA4, Class 12A1, 4.36%, 06/25/2047 (d)	2,487,965	984,294
Series 2008-IND2, Class A2, 3.99%, 04/25/2038 (d)	886,703	683,974
Series 2011-RR4, Class 7A1, 5.25%, 04/26/2037 (a)(c)	1,823,879	1,021,372
Series 2011-RR4, Class 8A1, 5.25%, 02/26/2036 (c)(d)	1,226,322	477,935
Series 2011-RR9, Class 6A6, 5.04%, 01/26/2036 (a)(c)(d)	3,300,531	1,375,909
Series 2012-RR4, Class 4A7, 4.11%, 02/26/2036 (c)(d)	1,954,219	1,094,152
Bear Stearns Adjustable Rate Mortgage Trust
Series 2003-5, Class 2B1, 5.36%, 08/25/2033 (d)	47,416	39,406
Series 2003-6, Class 2A1, 7.48%, 08/25/2033 (d)	127,962	122,918
Series 2004-10, Class 12A5, 5.13%, 01/25/2035 (d)	16,683	15,963
Series 2004-2, Class 22A, 6.91%, 05/25/2034 (a)(d)	2,646	2,395
Series 2005-12, Class 23A1, 4.77%, 02/25/2036 (d)	424,930	384,740
Series 2006-2, Class 3A1, 4.77%, 07/25/2036 (d)	351,584	299,870

Regan Total Return Income Fund
Schedule of Investments
December 31, 2024 (Unaudited)

NON-AGENCY MORTGAGE-BACKED SECURITIES (Continued)	Par	Value
Bear Stearns Adjustable Rate Mortgage Trust (Continued)
Series 2006-4, Class 2A1, 4.54%, 10/25/2036 (d)	127,339	$111,220
Series 2007-2, Class 4A1, 6.10% (1 yr. CMT Rate + 2.20%), 12/25/2046	781,367	682,047
Bear Stearns Alt-A Trust
Series 2005-7, Class 23A1, 4.69%, 09/25/2035 (d)	253,746	105,632
Series 2006-3, Class 34A1, 4.33%, 05/25/2036 (d)	3,167,431	1,411,052
Series 2006-6, Class 31A1, 4.69%, 11/25/2036 (d)	978,438	564,948
Series 2006-7, Class 23A1, 5.59%, 12/25/2046 (d)	1,851,795	1,307,560
Bear Stearns Asset Backed Securities Trust
Series 2003-3, Class M1, 5.68% (1 mo. Term SOFR + 1.34%), 06/25/2043	107,012	110,625
Series 2003-AC4, Class A, 5.50%, 09/25/2033 (b)	83,652	74,777
Series 2004-HE7, Class M2, 6.18% (1 mo. Term SOFR + 1.84%), 08/25/2034	3,734	3,621
Series 2005-AC6, Class 1A3, 5.50%, 09/25/2035 (d)	294,312	274,239
Series 2005-AC8, Class A3, 3.20% (-1 x 1 mo. Term SOFR + 7.54%), 11/25/2035 (e)(g)	3,017,202	702,041
Series 2006-AC3, Class 1A1, 4.85% (1 mo. Term SOFR + 0.51%), 05/25/2036	2,769,688	687,460
Series 2007-AC5, Class A3, 6.00%, 07/25/2037	3,779,974	1,364,750
Series 2007-AC6, Class A1, 6.50%, 10/25/2037	1,378,171	554,370
Series 2007-SD1, Class 1A3A, 6.50%, 10/25/2036	1,403,008	505,294
Series 2007-SD1, Class 22A1, 5.37%, 10/25/2036 (d)	828,677	360,858
Bear Stearns Cos. LLC, Series 2008-R2, Class 2A2, 4.25%, 06/25/2047 (c)(d)	3,397,646	2,535,368
Bear Stearns Mortgage Funding Trust, Series 2006-AR3, Class 2A1, 4.85% (1 mo. Term SOFR + 0.51%), 11/25/2036	67,414	60,051
Bear Stearns Structured Products, Inc., Series 2007-R6, Class 2A1, 4.22%, 12/26/2046 (a)(d)	206,712	146,765
Bella Vista Mortgage Trust, Series 2004-2, Class A1, 5.19% (1 mo. Term SOFR + 0.85%), 02/25/2035	1,245,647	788,741
BINOM Securitization Trust, Series 2021-INV1, Class A1, 2.03%, 06/25/2056 (c)(d)	145,371	126,624
Bombardier Capital Mortgage Securitization Corp., Series 2000-A, Class A2, 7.58%, 06/15/2030 (d)	3,879,580	318,817
CC Funding Corp./DE
Series 2003-4A, Class B1, 5.54%, 10/25/2034 (c)(d)	303,946	281,826
Series 2004-1A, Class A2, 4.78% (1 mo. Term SOFR + 0.44%), 01/25/2035 (c)	54,687	52,108
Series 2004-3A, Class A2, 4.75% (1 mo. Term SOFR + 0.41%), 08/25/2035 (a)(c)	43,658	39,729
Series 2004-4A, Class B1, 4.28%, 10/25/2035 (c)(d)	2,624,649	2,168,568
Series 2005-CA, Class A1, 4.66% (1 mo. Term SOFR + 0.32%), 10/25/2046 (c)	105,094	106,634
Series 2006-1A, Class A1, 4.60% (1 mo. Term SOFR + 0.26%), 12/25/2046 (c)	384,233	322,666
Series 2006-2A, Class A2, 4.63% (1 mo. Term SOFR + 0.29%), 04/25/2047 (c)	445,774	314,231
Series 2006-4A, Class A1, 4.58% (1 mo. Term SOFR + 0.24%), 11/25/2047 (c)	802,172	742,895
Series 2006-4A, Class A2, 4.63% (1 mo. Term SOFR + 0.29%), 11/25/2047 (c)	56,927	49,123
CDC Mortgage Capital Trust
Series 2002-HE1, Class A, 5.07% (1 mo. Term SOFR + 0.73%), 01/25/2033	842	840
Series 2004-HE3, Class M2, 6.25% (1 mo. Term SOFR + 1.91%), 11/25/2034	779,819	737,279
Charlie Mac LLC, Series 2004-1, Class A8, 5.00% (1 mo. Term SOFR + 0.66%), 08/25/2034	27,543	25,535
Chase Funding Mortgage Loan Asset-Backed, Series 2003-5, Class 1M2, 5.64%, 09/25/2032 (d)	74,431	64,493
Series 2004-S2, Class 2A4, 5.50%, 02/25/2034	184,804	178,820
Series 2005-A1, Class 2A4, 5.02%, 12/25/2035 (d)	293,413	275,262
Series 2006-S1, Class A5, 6.50%, 05/25/2036	4,057,818	1,847,816
Series 2006-S2, Class 1A19, 6.25%, 10/25/2036	448,960	172,703
Series 2006-S4, Class A1, 5.10% (1 mo. Term SOFR + 0.76%), 12/25/2036	2,412,348	694,096
Series 2007-A1, Class 11M1, 4.69%, 03/25/2037 (d)	94,854	85,385
Series 2007-A1, Class 1A5, 6.62%, 02/25/2037 (a)(d)	2,177	2,024
Series 2007-A3, Class 1A7, 5.26%, 12/25/2037 (d)	121,915	100,979
Series 2007-A3, Class 3A1, 5.11%, 12/25/2037 (d)	313,208	268,540
Series 2007-S1, Class A1, 5.05% (1 mo. Term SOFR + 0.71%), 02/25/2037	6,455,759	1,874,232
Series 2019-ATR1, Class A11, 5.40% (1 mo. Term SOFR + 1.06%), 04/25/2049 (c)	67,416	64,985
Series 2019-ATR1, Class A3, 4.00%, 04/25/2049 (c)(d)	167,374	155,831

Regan Total Return Income Fund
Schedule of Investments
December 31, 2024 (Unaudited)

NON-AGENCY MORTGAGE-BACKED SECURITIES (Continued)	Par	Value
Chase Mortgage Finance Corp. (Continued)
Series 2019-ATR1, Class B4, 4.40%, 04/25/2049 (c)(d)	144,000	$108,668
Series 2019-ATR2, Class A11, 5.35% (1 mo. Term SOFR + 1.01%), 07/25/2049 (c)	1,100,469	1,047,350
Chaseflex Trust
Series 2005-2, Class 1A1, 6.00%, 06/25/2035	663,893	436,083
Series 2006-1, Class A5, 6.16%, 06/25/2036 (d)	37,503	35,016
Series 2007-1, Class 2A6, 6.00%, 02/25/2037	1,879,156	668,030
Series 2007-3, Class 1A2, 4.91% (1 mo. Term SOFR + 0.57%), 07/25/2037	877,801	254,786
Series 2007-M1, Class 1A1, 4.75% (1 mo. Term SOFR + 0.41%), 08/25/2037	294,937	269,420
Series 2007-M1, Class 2AV2, 4.27% (1 mo. Term SOFR + 0.57%), 08/25/2037	519,395	426,538
CIM Trust, Series 2019-INV1, Class A2, 5.68% (30 day avg SOFR US + 1.11%), 02/25/2049 (c)	187,158	181,858
Citicorp Mortgage Securities, Inc.
Series 2006-3, Class 1A4, 6.00%, 06/25/2036	1,303,022	1,156,756
Series 2006-4, Class 1A4, 6.00%, 08/25/2036	946,512	846,687
Series 2007-5, Class 1A9, 6.00%, 06/25/2037	49,315	42,442
Citigroup Financial Products, Inc.
Series 1997-HUD1, Class A4, 2.63%, 12/25/2030 (a)(d)	208,860	82,520
Series 2005-10, Class 1A2A, 4.40%, 12/25/2035 (a)(d)	117,195	69,145
Series 2005-2, Class 1A1, 5.90%, 05/25/2035 (d)	202,604	191,341
Series 2005-WF1, Class M2, 6.03%, 11/25/2034 (b)	337,412	282,138
Series 2005-WF2, Class AF6A, 6.13%, 08/25/2035 (b)	825,854	737,669
Series 2006-8, Class A1, 5.50% (1 mo. LIBOR US + 0.60%), 10/25/2035 (c)(h)	5,510,467	2,603,213
Series 2022-J1, Class A1, 2.50%, 02/25/2052 (c)(d)	827,466	750,243
Citigroup Mortgage Loan Trust Inc., Series 2014-12, Class 2A5, 3.37%, 02/25/2037 (c)(d)	2,321,955	1,760,911
Citigroup Mortgage Loan Trust, Inc.
Series 2004-HYB2, Class 2A, 6.23%, 03/25/2034 (d)	142,999	128,090
Series 2005-7, Class 2A3A, 4.34%, 09/25/2035 (d)	767,077	511,110
Series 2005-9, Class 1A1, 4.71% (1 mo. Term SOFR + 0.37%), 11/25/2035	1,295,311	1,089,217
Series 2006-AR1, Class 2A1, 6.30% (1 yr. CMT Rate + 2.40%), 03/25/2036	45,264	44,225
Series 2006-AR7, Class 1A3A, 5.64%, 07/25/2046 (d)	935,767	866,133
Series 2006-WF1, Class A2C, 4.52%, 03/25/2036 (b)	397,062	182,539
Series 2007-10, Class 2A4A, 7.88%, 09/25/2037 (d)	27,272	26,744
Series 2007-2, Class 1A2, 4.80% (1 mo. Term SOFR + 0.46%), 11/25/2036	1,611,868	1,252,785
Series 2007-9, Class 3A1, 6.50%, 06/25/2037 (c)	535,100	505,025
Series 2007-AR1, Class A4, 4.87% (1 mo. Term SOFR + 0.53%), 01/25/2037	5,929,947	1,167,737
Series 2007-OPX1, Class A2, 4.85% (1 mo. Term SOFR + 0.51%), 01/25/2037	1,179,970	493,577
Series 2009-8, Class 2A2, 6.10%, 04/25/2037 (a)(c)(d)	2,027,534	1,112,609
Citimortgage Alternative Loan Trust
Series 2006-A1, Class 1A5, 5.50%, 04/25/2036	189,048	171,666
Series 2006-A7, Class 1A1, 6.00%, 12/25/2036 (d)	401,981	343,294
Series 2006-A7, Class 1A12, 6.00%, 12/25/2036	298,101	256,633
Series 2007-A3, Class 1A1, 6.00%, 03/25/2037 (d)	535,439	454,143
Series 2007-A4, Class 1A9, 5.05% (1 mo. Term SOFR + 0.71%), 04/25/2037	1,380,303	1,153,189
Series 2007-A5, Class 1A3, 4.95% (1 mo. Term SOFR + 0.61%), 05/25/2037	261,691	215,323
CitiMortgage, Inc., Series 2005-1, Class 1A4, 5.50%, 02/25/2035	18,541	17,590
COLT Funding LLC
Series 2021-1R, Class A2, 1.17%, 05/25/2065 (c)(d)	2,220,250	1,893,031
Series 2021-2R, Class A1, 0.80%, 07/27/2054 (c)	217,742	190,260
Series 2021-4, Class A1, 1.40%, 10/25/2066 (c)(d)	778,519	646,137
Series 2021-HX1, Class A1, 1.11%, 10/25/2066 (c)(d)	149,222	124,906
Series 2021-RPL1, Class A1, 1.67%, 09/25/2061 (c)(d)	1,013,914	908,813
Conseco Finance Securitizations Corp.
Series 1999-6, Class A1, 7.36%, 06/01/2030 (c)(d)	8,182,360	2,362,790
Series 2001-2, Class M1, 7.69%, 03/01/2031 (d)	921,586	898,499
Series 2002-1, Class M2, 9.55%, 12/01/2033 (d)	1,574,448	1,516,304

Regan Total Return Income Fund
Schedule of Investments
December 31, 2024 (Unaudited)

NON-AGENCY MORTGAGE-BACKED SECURITIES (Continued)	Par	Value
Conseco Financial Corp.
Series 1996-6, Class B1, 8.00%, 09/15/2027 (d)	858,204	$853,016
Series 1996-8, Class B1, 7.95%, 11/15/2026 (d)	1,019,440	1,026,400
Series 1999-4, Class A7, 7.41%, 05/01/2031	2,173,750	680,456
Series 1999-5, Class A6, 7.50%, 03/01/2030 (d)	6,201,511	1,767,329
Conseco, Inc./Old
Series 1995-5, Class B2, 7.65%, 09/15/2026 (d)	3,859,471	53,398
Series 1997-7, Class M1, 7.03%, 07/15/2028 (d)	366,628	361,346
Series 1998-3, Class M1, 6.86%, 03/01/2030 (d)	1,538,725	1,497,438
Countrywide Alternative Loan Trust
Series 2003-J2, Class M, 6.00%, 10/25/2033	153,474	150,131
Series 2004-28CB, Class 2A5, 4.85% (1 mo. Term SOFR + 0.51%), 01/25/2035	103,398	87,064
Series 2004-30CB, Class 2A3, 5.75%, 02/25/2035	1,880,441	1,241,577
Series 2004-34T1, Class A2, 5.50%, 02/25/2035	839,125	735,337
Series 2005-10CB, Class 1A2, 4.90% (1 mo. Term SOFR + 0.56%), 05/25/2035	894,592	673,909
Series 2005-11CB, Class 3A2, 4.95% (1 mo. Term SOFR + 0.61%), 06/25/2035	775,115	549,998
Series 2005-17, Class 2A1, 4.93% (1 mo. Term SOFR + 0.59%), 07/25/2035	635,028	488,147
Series 2005-19CB, Class A2, 7.14% (-2 x 1 mo. Term SOFR + 16.69%), 06/25/2035 (e)	59,526	45,255
Series 2005-2, Class 2A1, 5.27%, 03/25/2035 (d)	92,862	89,024
Series 2005-21CB, Class A3, 5.25%, 06/25/2035	284,464	210,546
Series 2005-21CB, Class A7, 5.50%, 06/25/2035	34,956	26,186
Series 2005-24, Class 4A2, 5.08% (1 mo. Term SOFR + 0.71%), 07/20/2035	392,981	276,791
Series 2005-27, Class 1A4, 3.88%, 08/25/2035 (d)	415,562	351,730
Series 2005-27, Class 1A5, 3.97%, 08/25/2035 (d)	394,962	349,668
Series 2005-27, Class 1A6, 5.68% (1 mo. Term SOFR + 1.34%), 08/25/2035	382,586	288,576
Series 2005-28CB, Class 1A9, 5.00% (1 mo. Term SOFR + 0.66%), 08/25/2035	2,077,698	1,655,164
Series 2005-28CB, Class 3A3, 5.15% (1 mo. Term SOFR + 0.81%), 08/25/2035	2,395,337	778,424
Series 2005-28CB, Class 3A5, 6.00%, 08/25/2035	103,549	40,968
Series 2005-29CB, Class A2, 4.75% (1 mo. Term SOFR + 0.41%), 07/25/2035	583,315	305,228
Series 2005-29CB, Class A4, 5.00%, 07/25/2035	57,062	31,676
Series 2005-45, Class 2A1, 6.88% (MTA + 2.05%), 10/20/2035	523,128	371,628
Series 2005-49CB, Class A7, 5.50%, 11/25/2035	588,463	373,228
Series 2005-50CB, Class 2A1, 6.00%, 11/25/2035	925,997	423,045
Series 2005-50CB, Class 3A1, 6.00%, 11/25/2035	1,127,906	434,280
Series 2005-51, Class 3A2A, 6.12% (MTA + 1.29%), 11/20/2035	732,744	633,532
Series 2005-53T2, Class 2A6, 4.95% (1 mo. Term SOFR + 0.61%), 11/25/2035	2,669,085	1,433,752
Series 2005-53T2, Class 2A7, 1.05% (-1 x 1 mo. Term SOFR + 5.39%), 11/25/2035 (e)(g)	2,669,085	175,388
Series 2005-57CB, Class 3A3, 5.50%, 12/25/2035	354,800	163,626
Series 2005-65CB, Class 1A5, 5.20% (1 mo. Term SOFR + 0.86%), 01/25/2036	376,603	229,534
Series 2005-65CB, Class 2A4, 5.50%, 12/25/2035	550,060	367,282
Series 2005-6CB, Class 1A6, 5.50%, 04/25/2035	246,260	207,985
Series 2005-70CB, Class A4, 5.50%, 12/25/2035	230,651	147,229
Series 2005-73CB, Class 1A7, 5.50%, 01/25/2036	210,581	197,645
Series 2005-76, Class 2A1, 5.83% (MTA + 1.00%), 02/25/2036	20,729	18,452
Series 2005-J10, Class 1A13, 5.15% (1 mo. Term SOFR + 0.81%), 10/25/2035	303,420	184,457
Series 2005-J3, Class 2A1, 4.95% (1 mo. Term SOFR + 0.61%), 05/25/2035	516,108	401,010
Series 2005-J7, Class 1A7, 5.15% (1 mo. Term SOFR + 0.81%), 07/25/2035	634,357	287,315
Series 2005-J8, Class 1A5, 5.50%, 07/25/2035	296,595	203,253
Series 2006-14CB, Class A5, 5.15% (1 mo. Term SOFR + 0.81%), 06/25/2036	2,963,366	1,298,298
Series 2006-18CB, Class A11, 4.95% (1 mo. Term SOFR + 0.61%), 07/25/2036	898,638	364,619
Series 2006-18CB, Class A5, 4.80% (1 mo. Term SOFR + 0.46%), 07/25/2036	5,711,006	2,252,210
Series 2006-18CB, Class A6, 10.79% (-4 x 1 mo. Term SOFR + 28.14%), 07/25/2036 (e)	163,885	131,802
Series 2006-18CB, Class A7, 4.80% (1 mo. Term SOFR + 0.46%), 07/25/2036	3,479,535	1,372,200
Series 2006-20CB, Class A4, 4.80% (1 mo. Term SOFR + 0.46%), 07/25/2036	2,640,889	864,427
Series 2006-23CB, Class 2A5, 4.85% (1 mo. Term SOFR + 0.51%), 08/25/2036	8,845,407	1,766,759
Series 2006-24CB, Class A22, 6.00%, 08/25/2036	420,322	218,032

Regan Total Return Income Fund
Schedule of Investments
December 31, 2024 (Unaudited)

NON-AGENCY MORTGAGE-BACKED SECURITIES (Continued)	Par	Value
Countrywide Alternative Loan Trust (Continued)
Series 2006-24CB, Class A9, 6.00%, 08/25/2036	550,544	$285,581
Series 2006-25CB, Class A9, 6.00%, 10/25/2036	993,916	517,592
Series 2006-26CB, Class A20, 4.80% (1 mo. Term SOFR + 0.46%), 09/25/2036	1,525,676	512,794
Series 2006-26CB, Class A6, 6.25%, 09/25/2036 (a)	11,016	5,067
Series 2006-26CB, Class A8, 6.25%, 09/25/2036	42,208	20,340
Series 2006-28CB, Class A3, 6.50%, 10/25/2036	406,885	204,065
Series 2006-32CB, Class A16, 5.50%, 11/25/2036	46,117	24,694
Series 2006-32CB, Class A3, 6.00%, 11/25/2036	348,059	194,984
Series 2006-32CB, Class A7, 5.18% (1 mo. Term SOFR + 0.84%), 11/25/2036	1,572,850	720,938
Series 2006-34, Class A5, 6.25%, 11/25/2046	809,826	384,786
Series 2006-36T2, Class 1A9, 5.35% (1 mo. Term SOFR + 1.01%), 12/25/2036	353,008	115,911
Series 2006-39CB, Class 2A1, 4.90% (1 mo. Term SOFR + 0.56%), 01/25/2037	3,970,827	459,093
Series 2006-39CB, Class 2A4, 4.90% (1 mo. Term SOFR + 0.56%), 01/25/2037	2,665,412	308,166
Series 2006-40T1, Class 2A1, 6.00%, 12/25/2036	1,058,262	282,517
Series 2006-40T1, Class 2A4, 6.00%, 12/25/2036	2,156,714	575,764
Series 2006-40T1, Class 2A6, 2.15% (-1 x 1 mo. Term SOFR + 6.49%), 12/25/2036 (e)(g)	6,678,580	607,102
Series 2006-41CB, Class 1A7, 6.00%, 01/25/2037	293,607	148,841
Series 2006-41CB, Class 1A9, 6.00%, 01/25/2037	237,094	120,192
Series 2006-42, Class 1A1, 5.05% (1 mo. Term SOFR + 0.71%), 01/25/2047 (a)	153,046	58,770
Series 2006-42, Class 1A2, 0.95% (-1 x 1 mo. Term SOFR + 5.29%), 01/25/2047 (e)(g)	212,810	16,076
Series 2006-42, Class 1A5, 6.00%, 01/25/2047	477,253	247,568
Series 2006-45T1, Class 2A15, 5.50%, 02/25/2037	2,355,140	1,179,336
Series 2006-46, Class A2, 4.97% (1 mo. Term SOFR + 0.63%), 02/25/2047	6,602,417	2,393,422
Series 2006-7CB, Class 1A7, 5.15% (1 mo. Term SOFR + 0.81%), 05/25/2036	601,774	253,224
Series 2006-8T1, Class 1A4, 6.00%, 04/25/2036	73,734	33,030
Series 2006-9T1, Class A7, 6.00%, 05/25/2036	1,805,653	703,717
Series 2006-HY13, Class 4A1, 4.67%, 02/25/2037 (d)	408,352	354,463
Series 2006-J2, Class A2, 1.05% (-1 x 1 mo. Term SOFR + 5.39%), 04/25/2036 (e)(g)	2,118,425	159,716
Series 2006-J5, Class 1A1, 6.50%, 09/25/2036	917,671	476,563
Series 2006-J5, Class 1A5, 6.50%, 09/25/2036	216,273	112,314
Series 2006-OA10, Class 1A1, 5.79% (MTA + 0.96%), 08/25/2046	263,937	232,730
Series 2006-OA9, Class 2A1A, 4.69% (1 mo. Term SOFR + 0.32%), 07/20/2046	69,046	56,907
Series 2007-11T1, Class A12, 4.80% (1 mo. Term SOFR + 0.46%), 05/25/2037	361,547	114,213
Series 2007-16CB, Class 1A5, 4.85% (1 mo. Term SOFR + 0.51%), 08/25/2037	1,426,873	898,854
Series 2007-16CB, Class 2A2, 17.47% (-8 x 1 mo. Term SOFR + 53.63%), 08/25/2037 (e)	714,908	832,702
Series 2007-16CB, Class 4A7, 6.00%, 08/25/2037	266,902	194,310
Series 2007-16CB, Class 5A1, 6.25%, 08/25/2037	215,969	101,298
Series 2007-17CB, Class 1A10, 9.42% (-5 x 1 mo. Term SOFR + 29.37%), 08/25/2037 (e)	694,668	531,199
Series 2007-18CB, Class 1A6, 12.28% (-6 x 1 mo. Term SOFR + 38.31%), 08/25/2037 (e)	384,255	275,157
Series 2007-18CB, Class 1A7, 4.92% (1 mo. Term SOFR + 0.58%), 08/25/2037	1,239,819	386,057
Series 2007-1T1, Class 2A1, 4.92% (1 mo. Term SOFR + 0.58%), 03/25/2037	3,554,940	1,459,654
Series 2007-22, Class 2A16, 6.50%, 09/25/2037	1,049,904	382,460
Series 2007-23CB, Class A7, 4.85% (1 mo. Term SOFR + 0.51%), 09/25/2037	1,834,841	646,529
Series 2007-24, Class A6, 5.45% (1 mo. Term SOFR + 1.11%), 10/25/2037	215,780	50,478
Series 2007-24, Class A7, 1.55% (-1 x 1 mo. Term SOFR + 5.89%), 10/25/2037 (e)(g)	215,780	17,579
Series 2007-25, Class 1A2, 6.50%, 11/25/2037	1,254,087	565,335
Series 2007-2CB, Class 2A1, 5.05% (1 mo. Term SOFR + 0.71%), 03/25/2037	295,282	122,046
Series 2007-3T1, Class 1A2, 4.95% (1 mo. Term SOFR + 0.61%), 04/25/2037	3,833,343	1,269,020
Series 2007-5CB, Class 1A18, 1.20% (-1 x 1 mo. Term SOFR + 5.54%), 04/25/2037 (e)(g)	358,965	30,752
Series 2007-5CB, Class 1A24, 0.00%, 04/25/2037 (i)	291,233	12,302
Series 2007-9T1, Class 1A4, 4.95% (1 mo. Term SOFR + 0.61%), 05/25/2037	1,158,077	417,338
Series 2007-9T1, Class 1A5, 1.05% (-1 x 1 mo. Term SOFR + 5.39%), 05/25/2037 (e)(g)	1,158,077	79,808
Series 2007-J1, Class 2A6, 5.05% (1 mo. Term SOFR + 0.71%), 03/25/2037	1,769,235	521,502
Series 2007-J1, Class 3A2, 4.09%, 11/25/2036 (b)	56,375	50,954
Series 2007-OA2, Class 1A1, 5.67% (MTA + 0.84%), 03/25/2047	267,220	224,857

Regan Total Return Income Fund
Schedule of Investments
December 31, 2024 (Unaudited)

NON-AGENCY MORTGAGE-BACKED SECURITIES (Continued)	Par	Value
Countrywide Alternative Loan Trust (Continued)
Series 2007-OA7, Class A1A, 4.81% (1 mo. Term SOFR + 0.47%), 05/25/2047 (a)	60,498	$52,633
Series 2007-OH1, Class A1D, 4.66% (1 mo. Term SOFR + 0.32%), 04/25/2047	62,912	53,077
Series 2008-1R, Class 1A1, 5.17% (1 mo. Term SOFR + 0.58%), 08/25/2037	2,068,723	652,609
Series 2008-1R, Class 2A3, 6.00%, 08/25/2037	1,721,577	806,140
Series 2008-2R, Class 4A1, 6.25%, 08/25/2037 (d)	1,140,045	532,903
Countrywide Asset-Backed Certificates
Series 2004-BC3, Class M2, 5.35% (1 mo. Term SOFR + 1.01%), 06/25/2034	239,998	236,964
Series 2004-BC3, Class M5, 6.33% (1 mo. Term SOFR + 1.99%), 04/25/2034	616,461	546,948
Series 2005-AB4, Class 2A1, 4.99% (1 mo. Term SOFR + 0.65%), 03/25/2036	270,463	235,972
Series 2006-1, Class AF6, 4.48%, 07/25/2036 (d)	22,300	21,596
Series 2006-15, Class A6, 4.31%, 10/25/2046 (d)	98,247	97,507
Countrywide Home Loan Mortgage Pass Through Trust
Series 2003-48, Class 2A3, 7.58%, 10/25/2033 (d)	363,841	201,704
Series 2003-53, Class M, 6.83%, 02/19/2034 (d)	415,083	383,653
Series 2003-56, Class M, 9.80%, 12/25/2033 (d)	10,835	11,737
Series 2004-2, Class 3A1, 6.24%, 03/25/2034 (d)	263,401	258,171
Series 2004-29, Class 1A1, 4.99% (1 mo. Term SOFR + 0.65%), 02/25/2035	131,833	125,112
Series 2005-16, Class A2, 4.95% (1 mo. Term SOFR + 0.61%), 09/25/2035	338,136	188,824
Series 2005-17, Class 1A8, 5.50%, 09/25/2035	504,449	483,362
Series 2005-19, Class 2A1, 4.80% (1 mo. Term SOFR + 0.46%), 08/25/2035	330,877	59,043
Series 2005-21, Class A12, 5.25% (-4 x 1 mo. Term SOFR + 21.95%), 10/25/2035 (e)	22,975	14,900
Series 2005-25, Class A17, 5.50%, 11/25/2035	394,222	183,333
Series 2005-7, Class 3A2, 3.50%, 03/25/2035 (d)	653,438	501,488
Series 2005-9, Class 1A3, 4.91% (1 mo. Term SOFR + 0.57%), 05/25/2035	105,301	90,808
Series 2005-HYB8, Class 4A1, 4.65%, 12/20/2035 (d)	119,642	102,916
Series 2005-J3, Class 1A3, 5.80% (1 mo. Term SOFR + 1.46%), 09/25/2035	1,267,775	878,169
Series 2005-J3, Class 2A1, 4.80% (1 mo. Term SOFR + 0.46%), 09/25/2035	491,419	416,555
Series 2006-10, Class 1A11, 5.85%, 05/25/2036	165,433	67,034
Series 2006-6, Class A9, 6.00%, 04/25/2036	2,158,252	1,030,517
Series 2006-8, Class 1A1, 6.00%, 05/25/2036	2,248,486	1,363,639
Series 2006-9, Class A1, 6.00%, 05/25/2036 (a)	40,433	18,195
Series 2006-9, Class A17, 4.95% (1 mo. Term SOFR + 0.61%), 05/25/2036	1,075,680	377,943
Series 2006-J4, Class A3, 6.25%, 09/25/2036	128,578	47,703
Series 2006-J4, Class A4, 6.25%, 09/25/2036	102,099	37,900
Series 2006-J4, Class A9, 6.25%, 09/25/2036	59,706	22,164
Series 2007-10, Class A6, 6.00%, 07/25/2037 (g)	396,737	85,316
Series 2007-11, Class A12, 6.00%, 08/25/2037	560,728	231,397
Series 2007-18, Class 1A1, 6.00%, 11/25/2037	254,276	109,936
Series 2007-20, Class A1, 6.50%, 01/25/2038	123,349	59,015
Series 2007-3, Class A14, 4.85% (1 mo. Term SOFR + 0.51%), 04/25/2037	665,317	221,263
Series 2007-3, Class A16, 6.00%, 04/25/2037	511,959	243,263
Series 2007-4, Class 1A1, 6.00%, 05/25/2037	1,609,014	693,029
Series 2007-HY1, Class 1A1, 4.45%, 04/25/2037 (d)	979,263	899,298
Series 2007-J2, Class 2A5, 6.00%, 07/25/2037	162,868	52,898
Series 2007-J3, Class A9, 6.00%, 07/25/2037	260,827	109,740
Countrywide Home Loans
Series 2005-15, Class A5, 5.50%, 08/25/2035	455,160	238,005
Series 2005-21, Class A2, 5.50%, 10/25/2035	179,089	97,791
Series 2005-31, Class 2A1, 4.31%, 01/25/2036 (d)	188,720	163,050
Series 2007-17, Class 1A1, 6.00%, 10/25/2037	276,257	188,389
Credit Suisse First Boston Mortgage Securities Corp.
Series 2002-9, Class 1A1, 7.00%, 03/25/2032	782,626	684,492
Series 2005-10, Class 10A3, 6.00%, 11/25/2035	379,405	87,036
Series 2005-10, Class 6A7, 5.50%, 11/25/2035	216,421	69,940
Series 2005-10, Class 9A1, 6.00%, 11/25/2035	1,417,061	995,026

Regan Total Return Income Fund
Schedule of Investments
December 31, 2024 (Unaudited)

NON-AGENCY MORTGAGE-BACKED SECURITIES (Continued)	Par	Value
Credit Suisse First Boston Mortgage Securities Corp. (Continued)
Series 2005-4, Class 2A4, 5.50%, 06/25/2035	489,406	$349,077
Series 2005-9, Class 1A3, 5.25%, 10/25/2035	153,529	136,158
Series 2005-9, Class 3A1, 6.00%, 10/25/2035	3,145,813	943,628
Series 2005-9, Class 4A1, 7.28% (-3 x 1 mo. Term SOFR + 19.21%), 10/25/2035 (e)	368,147	331,874
Series 2005-9, Class 5A1, 5.15% (1 mo. Term SOFR + 0.81%), 10/25/2035	558,987	253,569
Credit Suisse Management LLC
Series 2001-28, Class 1A1, 5.61% (1 mo. LIBOR US + 0.65%), 11/25/2031 (h)	138,340	84,595
Series 2004-6, Class 4A12, 4.85% (1 mo. Term SOFR + 0.51%), 10/25/2034	102,359	90,953
Series 2005-11, Class 1A1, 6.50%, 12/25/2035	1,121,839	519,400
Series 2005-11, Class 3A5, 5.50%, 12/25/2035	196,944	77,858
Series 2005-11, Class 8A5, 6.00%, 12/25/2035	149,179	110,829
Series 2005-12, Class 8A1, 6.00%, 01/25/2036	58,833	35,906
Series 2005-7, Class 2A2, 4.75% (1 mo. Term SOFR + 0.41%), 08/25/2035	992,148	395,141
Series 2005-8, Class 5A1, 7.28% (-3 x 1 mo. Term SOFR + 19.21%), 09/25/2035 (e)	950,424	442,682
Credit Suisse Mortgage Capital Certificates
Series 2006-1, Class 1A2, 6.03% (-6 x 1 mo. Term SOFR + 29.90%), 02/25/2036 (e)	26,336	22,246
Series 2006-1, Class 5A1, 6.00%, 02/25/2036	37,586	18,990
Series 2006-2, Class 2A3, 6.00%, 03/25/2036	72,896	28,355
Series 2006-2, Class 5A1, 5.15% (1 mo. Term SOFR + 0.81%), 03/25/2036	6,130,878	1,933,306
Series 2006-2, Class 6A8, 5.75%, 03/25/2036	213,020	110,198
Series 2006-3, Class 1A3, 6.81%, 04/25/2036 (b)	9,650,000	501,354
Series 2006-3, Class 1A4B, 6.66%, 04/25/2036 (b)	2,537,309	131,423
Series 2006-3, Class 5A7, 6.00%, 04/25/2036	2,193,599	513,063
Series 2006-6, Class 1A12, 6.00%, 07/25/2036	1,804,828	864,931
Series 2006-6, Class 1A4, 6.00%, 07/25/2036	2,485,878	1,191,312
Series 2006-6, Class 2A2, 1.45% (-1 x 1 mo. Term SOFR + 5.79%), 07/25/2036 (e)(g)	2,279,865	88,603
Series 2006-6, Class 2A4, 6.50%, 07/25/2036	4,481,093	1,006,872
Series 2006-7, Class 3A12, 6.25%, 08/25/2036	1,368,735	501,813
Series 2007-1, Class 1A6A, 5.86%, 02/25/2037 (d)	1,631,219	359,568
Series 2007-1, Class 5A13, 6.00%, 02/25/2037	1,647,146	917,161
Series 2007-1, Class 5A14, 6.00%, 02/25/2037	3,615,930	2,022,125
Series 2007-1, Class 5A4, 6.00%, 02/25/2037	489,718	273,840
Series 2007-3, Class 1A2, 5.59%, 04/25/2037 (d)	4,006,486	938,815
Series 2007-3, Class 2A10, 6.00%, 04/25/2037	6,206,063	1,930,521
Series 2007-4, Class 2A2, 6.00%, 06/25/2037	97,479	52,393
Series 2007-4R, Class 1A1, 5.17%, 10/26/2036 (c)(d)	63,434	54,266
Series 2007-5, Class 3A19, 6.00%, 08/25/2037	192,049	142,143
Series 2013-6, Class 1A1, 2.50%, 07/25/2028 (c)(d)	26,789	25,640
Series 2013-6, Class 2A1, 3.50%, 08/25/2043 (c)(d)	540,921	487,000
Series 2014-2R, Class 26A1, 3.00%, 06/27/2037 (c)(d)	159,457	157,647
Series 2014-6R, Class 9A1, 2.75%, 12/27/2035 (c)(d)	39,479	38,805
Series 2015-1R, Class 6A1, 4.31% (1 mo. Term SOFR + 0.39%), 05/27/2037 (a)(c)	107,186	103,199
Series 2015-6R, Class 5A2, 3.49% (1 mo. Term SOFR + 0.29%), 03/27/2036 (c)	851,137	639,901
Series 2020-RPL4, Class A1, 2.00%, 01/25/2060 (c)(d)	331,612	293,654
Series 2021-NQM2, Class A3, 1.54%, 02/25/2066 (c)(d)	159,885	141,763
Series 2021-NQM6, Class A1, 1.17%, 07/25/2066 (c)(d)	1,831,632	1,499,617
Series 2021-NQM7, Class A3, 2.06%, 10/25/2066 (c)(d)	187,877	160,132
Credit Suisse Mortgage Trust, Series 2006-6, Class 1A8, 6.00%, 07/25/2036	1,208,569	579,190
Credit-Based Asset Servicing and Securitization LLC
Series 2006-CB8, Class A1, 4.73% (1 mo. Term SOFR + 0.39%), 10/25/2036	69,983	62,383
Series 2007-CB4, Class A2C, 3.41%, 04/25/2037 (b)	850,000	542,115
Series 2007-RP1, Class A, 5.01% (1 mo. Term SOFR + 0.42%), 05/25/2046 (c)	100,004	85,428
CSAB Mortgage Backed Trust
Series 2006-1, Class A3, 4.93% (1 mo. Term SOFR + 0.59%), 06/25/2036	4,816,927	704,048
Series 2006-3, Class A4B, 6.61%, 11/25/2036 (b)	590,740	80,606

Regan Total Return Income Fund
Schedule of Investments
December 31, 2024 (Unaudited)

NON-AGENCY MORTGAGE-BACKED SECURITIES (Continued)	Par	Value
CSAB Mortgage Backed Trust (Continued)
Series 2007-1, Class 1A1A, 5.90%, 05/25/2037 (d)	2,026,016	$436,651
CSAB Mortgage-Backed Trust, Series 2007-1, Class 4A1, 4.80% (1 mo. Term SOFR + 0.46%), 05/25/2037	8,206,850	1,085,654
Deutsche ALT-A Securities, Inc.
Series 2005-4, Class A5, 5.50%, 09/25/2035 (d)	62,068	53,999
Series 2005-5, Class 1A6, 3.28% (-7 x 1 mo. Term SOFR + 35.09%), 11/25/2035 (a)(e)	16,095	16,836
Series 2005-6, Class 1A3, 5.50%, 12/25/2035	13,370	10,561
Series 2006-AB3, Class A5B, 6.80%, 07/25/2036 (b)	613,765	513,996
Series 2006-AB4, Class A4B, 6.50%, 10/25/2036 (b)	430,374	363,030
Series 2007-AR1, Class A5, 4.93% (1 mo. Term SOFR + 0.59%), 01/25/2047	400,161	338,368
Series 2007-BAR1, Class A4, 4.93% (1 mo. Term SOFR + 0.59%), 03/25/2037	7,517,050	516,426
Deutsche Mortgage Securities, Inc.
Series 2004-1, Class 3A5, 6.16%, 12/25/2033 (b)	21,851	20,980
Series 2006-PR1, Class 3A1, 5.81% (-1 x 1 mo. Term SOFR + 11.96%), 04/15/2036 (c)(e)	30,840	27,705
Series 2006-PR1, Class 4AF1, 4.80% (1 mo. Term SOFR + 0.40%), 04/15/2036 (c)	22,075	19,961
Series 2006-PR1, Class 4AF2, 4.86% (1 mo. Term SOFR + 0.46%), 04/15/2036 (c)	2,818,726	2,551,310
Series 2006-PR1, Class 5AF1, 5.06% (1 mo. Term SOFR + 0.66%), 04/15/2036 (c)	378,960	336,447
Series 2006-PR1, Class 5AF3, 4.88% (1 mo. Term SOFR + 0.48%), 04/15/2036 (c)	3,536,202	3,116,256
Series 2006-PR1, Class 5AI4, 5.81% (-1 x 1 mo. Term SOFR + 11.96%), 04/15/2036 (c)(e)	452,596	385,335
Series 2006-PR1, Class 5AS4, 3.15%, 04/15/2036 (c)(d)(g)	2,506,208	259,601
Series 2008-RS1, Class 4A2, 4.72% (1 mo. LIBOR US + 0.25%), 05/28/2037 (c)(h)	1,022,550	883,655
Downey Savings & Loan Association Mortgage Loan Trust
Series 2005-AR5, Class 2A1A, 5.14% (1 mo. Term SOFR + 0.77%), 09/19/2045	4,601,329	2,392,107
Series 2006-AR1, Class 2A1A, 5.77% (MTA + 0.94%), 04/19/2046	2,347,512	2,002,669
Series 2006-AR2, Class 2A1A, 4.68% (1 mo. Term SOFR + 0.31%), 10/19/2036	792,835	516,777
Ellington Financial Mortgage Trust, Series 2021-1, Class A1, 0.80%, 02/25/2066 (c)(d)	2,152,862	1,830,742
First Franklin Mortgage Loan Asset Backed Certificates
Series 2003-FF5, Class M3, 6.93% (1 mo. Term SOFR + 2.59%), 03/25/2034	279,711	254,781
Series 2004-FF5, Class A3C, 5.45% (1 mo. Term SOFR + 1.11%), 08/25/2034	2,098	1,894
First Horizon Alternative Mortgage Securities
Series 2005-AA11, Class 2A1, 4.41%, 01/25/2036 (d)	381,994	186,918
Series 2005-FA3, Class 1A2, 4.95% (1 mo. Term SOFR + 0.61%), 05/25/2035	1,726,084	1,008,902
Series 2005-FA6, Class A7, 5.50%, 09/25/2035	759,367	385,682
Series 2006-AA2, Class 2A1, 5.39%, 05/25/2036 (d)	302,246	251,094
Series 2006-AA8, Class 2A1, 4.98%, 02/25/2037 (d)	228,038	154,895
Series 2006-FA2, Class 1A3, 6.00%, 05/25/2036	1,875,053	754,388
Series 2006-FA2, Class 1A6, 6.00%, 05/25/2036	796,924	320,625
Series 2006-FA6, Class 2A4, 6.75%, 11/25/2036	110,393	31,793
Series 2006-FA8, Class 1A7, 6.00%, 02/25/2037	967,240	366,952
Series 2006-RE1, Class A1, 5.50%, 05/25/2035 (d)	46,577	29,088
Series 2007-FA1, Class A1, 4.77% (1 mo. Term SOFR + 0.43%), 03/25/2037	11,309,943	2,953,229
Series 2007-FA2, Class 1A5, 4.75% (1 mo. Term SOFR + 0.41%), 04/25/2037	8,624	2,049
Series 2007-FA3, Class A5, 5.05% (1 mo. Term SOFR + 0.71%), 06/25/2037	3,302,779	798,275
First Horizon Asset Securities, Inc.
Series 2005-AR3, Class 2A1, 6.74%, 08/25/2035 (d)	678,774	489,075
Series 2007-AR3, Class 2A2, 6.36%, 11/25/2037 (d)	59,517	45,141
FirstKey Mortgage Trust, Series 2015-1, Class A3, 3.50%, 03/25/2045 (c)(d)	45,423	41,071
Flagstar Mortgage Trust
Series 2018-6RR, Class 2A4, 4.00%, 09/25/2048 (c)(d)	192,072	186,454
Series 2018-6RR, Class AM, 4.91%, 10/25/2048 (c)(d)	25,704	22,504
Series 2019-1INV, Class A11, 5.40% (1 mo. Term SOFR + 1.06%), 10/25/2049 (c)	289,878	279,509
Series 2019-1INV, Class A13, 3.50%, 10/25/2049 (c)(d)	25,174	22,152
Series 2020-1INV, Class A11, 5.30% (1 mo. Term SOFR + 0.96%), 03/25/2050 (c)	1,416,958	1,338,048
Fremont Home Loan Trust
Series 2004-C, Class M2, 5.50% (1 mo. Term SOFR + 1.16%), 08/25/2034	117,887	101,119

Regan Total Return Income Fund
Schedule of Investments
December 31, 2024 (Unaudited)

NON-AGENCY MORTGAGE-BACKED SECURITIES (Continued)	Par	Value
Fremont Home Loan Trust (Continued)
Series 2006-3, Class 1A1, 4.73% (1 mo. Term SOFR + 0.39%), 02/25/2037	53,546	$39,206
Series 2006-B, Class 2A2, 4.65% (1 mo. Term SOFR + 0.31%), 08/25/2036	75,755	23,373
Galton Funding Mortgage Trust, Series 2019-2, Class A21, 4.00%, 06/25/2059 (c)(d)	54,895	50,178
GCAT
Series 2021-CM2, Class A1, 2.35%, 08/25/2066 (c)(d)	263,811	244,981
Series 2021-NQM2, Class A1, 1.04%, 05/25/2066 (c)(d)	1,687,317	1,410,855
Series 2021-NQM2, Class A3, 1.50%, 05/25/2066 (c)(d)	1,179,188	997,103
Global Mortgage Securitization Ltd., Series 2005-A, Class A2, 4.72% (1 mo. Term SOFR + 0.38%), 04/25/2032 (c)	352,730	341,131
GMAC Mortgage Corp. Loan Trust
Series 2005-AR4, Class 2A2, 6.79%, 07/19/2035 (d)	96,226	72,861
Series 2005-AR6, Class 2A1, 3.79%, 11/19/2035 (d)	15,650	12,189
Series 2005-AR6, Class 3A1, 4.26%, 11/19/2035 (a)(d)	11,926	8,885
Series 2007-HE3, Class 2A1, 7.00%, 09/25/2037 (d)	104,836	101,595
Greenpoint Manufactured Housing
Series 1999-5, Class M2, 9.23%, 12/15/2029 (d)	661,083	651,289
Series 2000-3, Class IA, 8.44%, 06/20/2031 (d)	6,469,550	2,417,138
Greenpoint Mortgage Funding Trust
Series 2005-AR1, Class A3, 5.01% (1 mo. Term SOFR + 0.67%), 06/25/2045 (a)	80,170	67,343
Series 2005-AR3, Class 1A1, 4.93% (1 mo. Term SOFR + 0.59%), 08/25/2045	522,651	430,626
Series 2005-AR5, Class 2A1, 5.01% (1 mo. Term SOFR + 0.67%), 11/25/2045	4,161,810	2,731,236
Series 2006-AR2, Class 3A2, 5.09% (1 mo. Term SOFR + 0.75%), 03/25/2036	210,189	198,761
GS Mortgage Securities Corp.
Series 2008-2R, Class 1A1, 4.48%, 09/25/2036 (c)(d)	183,523	55,099
Series 2008-2R, Class 2A1, 7.50%, 10/25/2036 (c)(d)	239,402	27,569
Series 2009-4R, Class 2A3, 5.30% (1 mo. Term SOFR + 0.56%), 12/26/2036 (c)	2,760,032	1,930,767
Series 2015-3R, Class 1B, 4.73% (1 mo. Term SOFR + 0.39%), 01/26/2037 (c)	651,768	571,828
GS Mortgage-Backed Securities Trust, Series 2021-GR2, Class A9, 5.00% (30 day avg SOFR US + 0.85%), 02/25/2052 (c)	1,606,947	1,487,034
GSAA Home Equity Trust
Series 2005-14, Class 1A2, 5.15% (1 mo. Term SOFR + 0.81%), 12/25/2035	770,008	339,375
Series 2006-11, Class 2A1, 4.63% (1 mo. Term SOFR + 0.29%), 07/25/2036	483,132	90,217
GSAA Trust
Series 2005-14, Class 2A3, 5.15% (1 mo. Term SOFR + 0.81%), 12/25/2035	274,376	244,708
Series 2006-10, Class AF3, 5.98%, 06/25/2036 (d)	1,071,763	259,252
Series 2006-12, Class A1, 4.55% (1 mo. Term SOFR + 0.21%), 08/25/2036	3,185,047	769,302
Series 2006-19, Class A1, 4.63% (1 mo. Term SOFR + 0.29%), 12/25/2036	76,390	20,096
Series 2006-2, Class 1A2, 4.99% (1 mo. Term SOFR + 0.65%), 12/25/2035	1,053,001	960,983
Series 2006-7, Class AF2, 5.99%, 03/25/2046 (d)	447,470	163,375
Series 2007-10, Class A2A, 6.50%, 11/25/2037	2,121,357	776,067
Series 2007-5, Class 2A1A, 4.69% (1 mo. Term SOFR + 0.35%), 04/25/2047	253,983	235,658
Series 2007-8, Class A3, 5.35% (1 mo. Term SOFR + 1.01%), 08/25/2037	149,499	145,738
GSAMP Trust
Series 2004-AR2, Class M2, 5.35% (1 mo. Term SOFR + 1.01%), 08/25/2034	469,304	472,429
Series 2004-OPT, Class M1, 3.45% (1 mo. Term SOFR + 0.98%), 11/25/2034	50,453	47,484
Series 2006-S5, Class A2, 6.16%, 09/25/2036 (b)	16,590,622	217,010
GSMPS Mortgage Loan Trust
Series 2005-RP1, Class 1AF, 4.80% (1 mo. Term SOFR + 0.46%), 01/25/2035 (c)	29,320	25,415
Series 2005-RP3, Class 1AF, 4.80% (1 mo. Term SOFR + 0.46%), 09/25/2035 (c)	424,598	362,312
Series 2006-RP1, Class 1AS, 0.00%, 01/25/2036 (c)(d)(g)	12,482,154	45
GSR Mortgage Loan Trust
Series 2004-2F, Class 1A4, 5.50%, 01/25/2034	22,859	22,659
Series 2005-6F, Class 3A11, 4.75% (1 mo. Term SOFR + 0.41%), 07/25/2035	483,919	387,268
Series 2005-9F, Class 1A6, 5.50%, 12/25/2035	305,277	253,963
Series 2005-AR2, Class 5A1, 7.33%, 04/25/2035 (a)(d)	4,496	4,069

Regan Total Return Income Fund
Schedule of Investments
December 31, 2024 (Unaudited)

NON-AGENCY MORTGAGE-BACKED SECURITIES (Continued)	Par	Value
GSR Mortgage Loan Trust (Continued)
Series 2005-AR3, Class 5A1, 6.61%, 05/25/2035 (d)	843,000	$733,219
Series 2005-AR3, Class 6A1, 4.48%, 05/25/2035 (d)	2,802,185	2,096,443
Series 2005-AR3, Class 7A1, 3.52%, 05/25/2035 (d)	398,093	325,428
Series 2005-AR6, Class B1, 6.11%, 09/25/2035 (d)	84,388	72,767
Series 2006-10F, Class 4A1, 4.80% (1 mo. Term SOFR + 0.46%), 01/25/2037	1,665,587	211,552
Series 2006-3F, Class 2A3, 5.75%, 03/25/2036	403,542	346,479
Series 2006-3F, Class 5A1, 4.80% (1 mo. Term SOFR + 0.46%), 03/25/2036	1,304,836	178,387
Series 2006-3F, Class 5A2, 2.70% (-1 x 1 mo. Term SOFR + 7.04%), 03/25/2036 (e)(g)	378,923	29,802
Series 2006-4F, Class 4A2, 2.70% (-1 x 1 mo. Term SOFR + 7.04%), 05/25/2036 (e)(g)	8,360,520	813,520
Series 2006-7F, Class 4A2, 6.50%, 08/25/2036	1,707,568	495,478
Series 2006-AR1, Class 3A1, 4.69%, 01/25/2036 (d)	110,873	132,490
Series 2006-AR2, Class 1A1, 4.81% (1 mo. Term SOFR + 0.47%), 12/25/2035	45,273	38,265
Series 2006-AR2, Class 3A1, 6.02%, 04/25/2036 (d)	466,583	273,664
Series 2006-OA1, Class 2A2, 4.97% (1 mo. Term SOFR + 0.63%), 08/25/2046	4,517,010	990,790
Series 2007-3F, Class 3A7, 6.00%, 05/25/2037	3,842,420	2,819,719
Series 2007-AR1, Class 2A1, 4.53%, 03/25/2047 (d)	42,764	25,661
Series 2007-OA1, Class 2A3A, 4.76% (1 mo. Term SOFR + 0.42%), 05/25/2037	703,081	387,051
Harborview Mortgage Loan Trust
Series 2004-7, Class 4A, 6.07%, 11/19/2034 (d)	586,441	538,440
Series 2004-8, Class 2A3, 5.30% (1 mo. Term SOFR + 0.93%), 11/19/2034	232,312	209,306
Series 2005-13, Class 2A11, 5.04% (1 mo. Term SOFR + 0.67%), 02/19/2036	1,646,334	728,757
Series 2005-14, Class 3A1A, 7.71%, 12/19/2035 (d)	5,632	5,520
Series 2005-15, Class 3A11, 6.83% (MTA + 2.00%), 10/20/2045	2,257,317	1,640,747
Series 2005-6, Class A1B, 5.47% (6 mo. Term SOFR + 1.19%), 07/19/2045	108,443	89,208
Series 2005-8, Class 1A2A, 5.14% (1 mo. Term SOFR + 0.77%), 09/19/2035	319,428	202,883
Series 2006-4, Class 1A2A, 4.86% (1 mo. Term SOFR + 0.49%), 05/19/2046	2,917,119	1,477,567
Series 2006-5, Class 2A1A, 4.84% (1 mo. Term SOFR + 0.47%), 07/19/2046	10,264,029	5,500,005
Series 2006-6, Class 1A1A, 5.22%, 08/19/2036 (d)	433,143	288,135
Series 2006-BU1, Class 2A1B, 4.98% (1 mo. Term SOFR + 0.61%), 02/19/2046	571,962	426,699
Series 2007-2, Class 2A1A, 4.61% (1 mo. Term SOFR + 0.43%), 05/25/2038	3,788,040	2,980,703
Series 2007-4, Class 2A1, 4.70% (1 mo. Term SOFR + 0.55%), 07/19/2047	308,697	286,183
HarborView Mortgage Loan Trust
Series 2005-14, Class 4A1A, 5.19%, 12/19/2035 (d)	1,281,015	646,140
Series 2005-16, Class 3A1A, 4.98% (1 mo. Term SOFR + 0.61%), 01/19/2036	1,959,281	1,181,946
Series 2006-8, Class 1A1, 5.11% (1 mo. Term SOFR + 0.51%), 07/21/2036	711,698	338,982
Home Equity Asset Trust
Series 2003-7, Class A2, 5.21% (1 mo. Term SOFR + 0.87%), 03/25/2034	32,585	31,563
Series 2004-8, Class M5, 6.05% (1 mo. Term SOFR + 1.71%), 03/25/2035	735,695	650,893
Homebanc Mortgage Trust, Series 2005-1, Class A2, 5.07% (1 mo. Term SOFR + 0.73%), 03/25/2035	450,594	359,299
HSBC Asset Loan Obligation
Series 2006-2, Class 1A1, 6.00%, 12/25/2036	283,429	76,703
Series 2006-2, Class 1A7, 4.82% (1 mo. Term SOFR + 0.48%), 12/25/2036	8,295,691	1,617,669
Series 2007-WF1, Class A1, 4.34% (1 mo. Term SOFR + 0.23%), 12/25/2036	1,253,726	369,402
HSI Asset Securitization Corp., Series 2007-HE2, Class 2A1, 4.67% (1 mo. Term SOFR + 0.33%), 04/25/2037	167,331	84,540
Impac CMB Trust
Series 2004-5, Class 1M2, 5.32% (1 mo. Term SOFR + 0.98%), 10/25/2034	16,042	15,739
Series 2004-6, Class 1A2, 5.23% (1 mo. Term SOFR + 0.89%), 10/25/2034	49,704	49,444
Series 2004-6, Class 2A, 6.06%, 10/25/2034 (b)	377,766	430,052
Series 2004-6, Class M2, 5.35% (1 mo. Term SOFR + 1.01%), 10/25/2034	16,488	15,829
Series 2004-6, Class M4, 6.18% (1 mo. Term SOFR + 1.84%), 10/25/2034	10,992	10,587
Series 2004-9, Class 1A2, 5.33% (1 mo. Term SOFR + 0.99%), 01/25/2035	215,456	200,408
Series 2005-1, Class M2, 5.20% (1 mo. Term SOFR + 0.86%), 04/25/2035	706,337	648,538
Series 2005-7, Class A1, 4.97% (1 mo. Term SOFR + 0.63%), 11/25/2035	14,461	12,690

Regan Total Return Income Fund
Schedule of Investments
December 31, 2024 (Unaudited)

NON-AGENCY MORTGAGE-BACKED SECURITIES (Continued)	Par	Value
Impac CMB Trust (Continued)
Series 2005-8, Class 1AM, 5.15% (1 mo. Term SOFR + 0.81%), 02/25/2036	952,459	$876,614
Impac Secured Assets CMN Owner Trust
Series 2005-2, Class A2D, 5.31% (1 mo. Term SOFR + 0.97%), 03/25/2036	38,687	31,386
Series 2006-2, Class 1A2B, 4.79% (1 mo. Term SOFR + 0.45%), 08/25/2036	1,471,932	1,398,694
Series 2007-3, Class A1A, 4.67% (1 mo. Term SOFR + 0.33%), 09/25/2037	120,516	103,784
Series 2007-3, Class A1B, 4.93% (1 mo. Term SOFR + 0.59%), 09/25/2037	1,585,578	1,343,490
Imperial Fund Mortgage Trust
Series 2021-NQM2, Class A1, 1.07%, 09/25/2056 (c)(d)	3,050,688	2,494,547
Series 2021-NQM2, Class A3, 1.52%, 09/25/2056 (c)(d)	236,602	195,569
Series 2021-NQM3, Class A1, 1.60%, 11/25/2056 (c)(d)	503,745	415,987
Indymac IMJA Mortgage Loan Trust
Series 2007-A1, Class A3, 6.00%, 08/25/2037	2,644,393	999,142
Series 2007-A1, Class A7, 6.00%, 08/25/2037	1,372,531	519,161
Indymac IMSC Mortgage Loan Trust, Series 2007-F3, Class 2A1, 6.50%, 09/25/2037	26,508	14,213
Indymac INDA Mortgage Loan Trust
Series 2006-AR2, Class 1A1, 4.95%, 09/25/2036 (d)	303,369	195,383
Series 2006-AR2, Class 4A1, 4.64%, 09/25/2036 (d)	138,450	125,429
Series 2007-AR1, Class 1A1, 4.00%, 03/25/2037 (d)	173,672	131,638
Series 2007-AR1, Class 1A2, 4.00%, 03/25/2037 (d)	279,319	212,664
Indymac Index Mortgage Loan Trust
Series 2005-AR11, Class A3, 3.90%, 08/25/2035 (d)	31,483	22,727
Series 2005-AR5, Class 4A1, 4.29%, 05/25/2035 (d)	209,172	140,786
Series 2006-AR25, Class 4A3, 3.70%, 09/25/2036 (d)	1,806,473	1,426,244
Series 2006-AR5, Class 2A1, 3.67%, 05/25/2036 (d)	1,341,383	1,268,091
Series 2006-AR9, Class 3A3, 3.53%, 06/25/2036 (a)(d)	74,622	56,713
Series 2007-AR15, Class 2A1, 3.45%, 08/25/2037 (d)	212,657	148,822
IndyMac INDX Mortgage Loan Trust
Series 2006-AR37, Class 1A1, 4.36%, 02/25/2037 (d)	49,256	40,124
Series 2007-AR21, Class 1A2, 4.97%, 11/25/2036 (d)	218,379	198,171
Indymac Residential Asset Backed Trust
Series 2006-C, Class 2A, 4.71% (1 mo. Term SOFR + 0.37%), 08/25/2036	60,852	57,223
Series 2007-A, Class 1A, 4.67% (1 mo. Term SOFR + 0.33%), 04/25/2037	265,514	199,273
Series 2007-A, Class 2A2, 4.64% (1 mo. Term SOFR + 0.30%), 04/25/2037	237,613	158,740
Series 2007-A, Class 2A4B, 4.90% (1 mo. Term SOFR + 0.56%), 04/25/2037	3,710,580	1,445,574
Investment Capital Access, Inc.
Series 12-1, Class 1M1, 7.63%, 07/28/2033 (b)	2,137	2,125
Series 13, Class M1, 7.88%, 12/28/2033 (b)	28,147	28,291
JP Morgan Alternative Loan Trust
Series 2005-S1, Class 2A11, 6.00%, 12/25/2035	10,829	7,133
Series 2006-A1, Class 2A2, 4.85%, 03/25/2036 (d)	2,397,835	1,792,023
Series 2006-A2, Class 2A2, 4.82%, 05/25/2036 (d)	1,045,940	631,147
Series 2006-A2, Class 3A1, 4.32%, 05/25/2036 (d)	720,643	402,326
Series 2006-A4, Class A8, 4.42%, 09/25/2036 (d)	6,746	7,737
Series 2006-A5, Class 1A1, 4.77% (1 mo. Term SOFR + 0.43%), 10/25/2036	178,197	158,242
Series 2006-A6, Class 2A6, 4.99%, 11/25/2036 (d)	744,889	615,582
Series 2006-S1, Class 3A5, 5.73%, 03/25/2036 (d)	36,187	35,422
Series 2006-S3, Class A5, 6.92%, 08/25/2036 (b)	1,059,872	769,562
Series 2006-S3, Class A6, 6.62%, 08/25/2036 (b)	131,910	127,444
Series 2007-A2, Class 2A1, 4.89%, 05/25/2037 (d)	148,591	130,163
JP Morgan Mortgage Trust
Series 2004-A1, Class 5A1, 6.45%, 02/25/2034 (d)	59,007	59,279
Series 2004-A3, Class 1A1, 6.95%, 07/25/2034 (d)	185,089	170,638
Series 2004-A3, Class 4A1, 7.63%, 07/25/2034 (d)	36,741	36,155
Series 2005-A1, Class 3A4, 5.61%, 02/25/2035 (d)	19,452	18,499
Series 2005-A2, Class 1A1, 5.70%, 04/25/2035 (d)	94,857	91,189

Regan Total Return Income Fund
Schedule of Investments
December 31, 2024 (Unaudited)

NON-AGENCY MORTGAGE-BACKED SECURITIES (Continued)	Par	Value
JP Morgan Mortgage Trust (Continued)
Series 2005-A2, Class 2A1, 3.87%, 04/25/2035 (d)	82,581	$66,986
Series 2005-A3, Class 6A5, 5.66%, 06/25/2035 (d)	144,653	143,590
Series 2005-A8, Class 1A1, 5.62%, 11/25/2035 (d)	968,277	769,855
Series 2005-ALT1, Class 2A1, 5.69%, 10/25/2035 (d)	223,922	172,904
Series 2005-S3, Class 2A2, 5.50%, 01/25/2036	163,206	135,318
Series 2006-A4, Class 5A1, 4.53%, 06/25/2036 (d)	115,798	79,634
Series 2006-A6, Class 3A2, 5.07%, 10/25/2036 (d)	370,076	210,057
Series 2006-A7, Class 2A3, 4.56%, 01/25/2037 (d)	1,136,088	878,801
Series 2006-S3, Class 1A13, 6.50%, 08/25/2036	626,833	197,597
Series 2007-A1, Class B1, 6.29%, 07/25/2035 (d)	33,328	29,231
Series 2007-A4, Class 3A1, 5.45%, 06/25/2037 (d)	55,195	42,126
Series 2007-S1, Class 2A22, 5.75%, 03/25/2037	308,823	112,074
Series 2007-S1, Class 2A3, 4.95% (1 mo. Term SOFR + 0.61%), 03/25/2037	149,466	42,468
Series 2007-S3, Class 1A18, 4.95% (1 mo. Term SOFR + 0.61%), 08/25/2037	854,403	274,660
Series 2007-S3, Class 1A64, 7.50%, 08/25/2037	2,936,979	972,279
Series 2007-S3, Class 1A96, 6.00%, 08/25/2037 (a)	18,867	7,169
Series 2007-S3, Class 1A97, 6.00%, 08/25/2037 (a)	37,715	14,332
Series 2013-3, Class A3, 3.35%, 07/25/2043 (c)(d)	113,869	103,782
Series 2014-1, Class 1A1A, 4.00%, 01/25/2044 (c)(d)	70,352	65,518
Series 2014-IVR6, Class 2A4, 6.01%, 07/25/2044 (c)(d)	133	132
Series 2015-4, Class B1, 3.53%, 06/25/2045 (a)(c)(d)	42,737	37,823
Series 2016-1, Class A7, 3.50%, 05/25/2046 (c)(d)	231,264	205,647
Series 2016-3, Class 1A10, 3.00%, 10/25/2046 (c)(d)	796,027	668,178
Series 2016-4, Class A12, 3.00%, 10/25/2046 (c)(d)(f)	845,845	673,698
Series 2017-4, Class A3, 3.50%, 11/25/2048 (c)(d)	4,392	3,923
Series 2019-1, Class A11, 5.40% (1 mo. Term SOFR + 1.06%), 05/25/2049 (c)	1,322,448	1,265,006
Series 2019-7, Class A11, 5.35% (1 mo. Term SOFR + 1.01%), 02/25/2050 (c)	197,708	187,512
Series 2019-8, Class A11, 5.30% (1 mo. Term SOFR + 0.96%), 03/25/2050 (c)	191,387	181,525
Series 2019-9, Class A11, 5.35% (1 mo. Term SOFR + 1.01%), 05/25/2050 (c)	1,693,217	1,625,633
Series 2019-INV1, Class A11, 5.40% (1 mo. Term SOFR + 1.06%), 10/25/2049 (c)	1,269,652	1,220,634
Series 2019-INV3, Class A11, 5.45% (1 mo. Term SOFR + 1.11%), 05/25/2050 (c)	1,041,267	995,278
Series 2020-2, Class A7A, 3.00%, 07/25/2050 (c)(d)	989,113	837,842
Series 2020-5, Class A11, 5.70% (1 mo. Term SOFR + 1.11%), 12/25/2050 (c)	358,706	342,057
Series 2020-8, Class A11, 5.63% (30 day avg SOFR US + 0.90%), 03/25/2051 (c)	644,910	607,184
Series 2020-INV1, Class A11, 5.28% (1 mo. Term SOFR + 0.94%), 08/25/2050 (c)	4,382	4,141
Series 2021-3, Class A4, 2.50%, 07/25/2051 (c)(d)	70,169	62,153
Series 2021-6, Class A4, 2.50%, 10/25/2051 (c)(d)	393,672	345,750
JP Morgan Reremic
Series 2009-11, Class 3A2, 5.96%, 01/26/2037 (a)(c)(d)	5,427,007	4,311,078
Series 2014-1, Class 3A1, 3.00%, 05/26/2037 (c)	462,539	437,442
Lehman Mortgage Trust
Series 2005-2, Class 3A5, 5.50%, 12/25/2035	1,188,087	630,994
Series 2005-2, Class AX, 5.50%, 12/25/2035 (a)(g)	320,461	56,882
Series 2005-3, Class 3A1, 6.00%, 01/25/2036	5,405,841	1,210,134
Series 2006-1, Class 3A5, 5.50%, 02/25/2036	2,207,137	1,576,554
Series 2006-2, Class 1A1, 5.76%, 04/25/2036 (d)	155,756	97,007
Series 2006-3, Class 1A10, 6.00%, 07/25/2036	1,267,246	624,352
Series 2006-5, Class 2A1, 4.80% (1 mo. Term SOFR + 0.46%), 09/25/2036	3,843,563	505,219
Series 2006-6, Class 1A1, 4.95% (1 mo. Term SOFR + 0.61%), 10/25/2036	3,402,274	915,758
Series 2006-7, Class 1A8, 4.63% (1 mo. Term SOFR + 0.29%), 11/25/2036	2,439,935	1,057,058
Series 2006-7, Class 2A2, 4.90% (1 mo. Term SOFR + 0.56%), 11/25/2036	6,449,315	1,494,086
Series 2006-7, Class 2A5, 2.10% (-1 x 1 mo. Term SOFR + 6.44%), 11/25/2036 (e)(g)	7,916,649	666,538
Series 2006-7, Class 3A1, 4.80% (1 mo. Term SOFR + 0.46%), 11/25/2036	10,770,761	1,332,357
Series 2006-9, Class 1A2, 5.05% (1 mo. Term SOFR + 0.71%), 01/25/2037	1,142,624	592,008
Series 2007-1, Class 2A3, 2.18% (-1 x 1 mo. Term SOFR + 6.52%), 02/25/2037 (e)(g)	8,550,926	638,163

Regan Total Return Income Fund
Schedule of Investments
December 31, 2024 (Unaudited)

NON-AGENCY MORTGAGE-BACKED SECURITIES (Continued)	Par	Value
Lehman Mortgage Trust (Continued)
Series 2007-2, Class 1A1, 5.75%, 02/25/2037	1,023,560	$673,231
Series 2007-3, Class 1A2, 2.25% (-1 x 1 mo. Term SOFR + 6.59%), 03/25/2037 (a)(e)(g)	1,385,040	189,473
Series 2007-4, Class 2A3, 4.78% (1 mo. Term SOFR + 0.44%), 05/25/2037	5,492,385	1,063,447
Series 2007-5, Class 10A4, 4.86% (1 mo. Term SOFR + 0.52%), 06/25/2037	3,109,715	688,187
Series 2007-5, Class 1A3, 5.75%, 06/25/2037	386,494	352,250
Series 2007-6, Class 1A7, 6.00%, 07/25/2037	239,196	212,160
Series 2007-7, Class 1A1, 4.95% (1 mo. Term SOFR + 0.61%), 08/25/2037	2,146,282	991,849
Series 2008-2, Class 1A1, 6.00%, 03/25/2038	306,308	85,444
Series 2008-2, Class 1A11, 6.00%, 03/25/2038	6,938,293	1,935,428
Series 2008-3, Class A1, 4.82% (1 mo. Term SOFR + 0.48%), 02/25/2037	26,548,871	5,909,756
Series 2008-4, Class A1, 4.83% (1 mo. Term SOFR + 0.49%), 01/25/2037	7,805,478	2,206,111
Lehman XS Trust
Series 2005-10, Class 1A1, 4.97% (1 mo. Term SOFR + 0.63%), 01/25/2036	948,513	779,415
Series 2006-10N, Class 2A1, 4.69% (1 mo. Term SOFR + 0.35%), 05/25/2046	168,950	164,139
Series 2006-12N, Class A31A, 4.85% (1 mo. Term SOFR + 0.51%), 08/25/2046	61,684	60,933
Series 2006-GP2, Class 1A5A, 4.87% (1 mo. Term SOFR + 0.53%), 06/25/2046 (a)	50,484	42,217
Series 2007-10H, Class 2A2, 7.50%, 07/25/2037	346,429	315,161
Series 2007-15N, Class 2A1, 4.95% (1 mo. Term SOFR + 0.61%), 08/25/2037	27,473	26,230
Series 2007-15N, Class 4A1, 5.60% (1 mo. Term SOFR + 1.01%), 08/25/2047	375,636	305,815
Series 2007-3, Class 1BA1, 4.77% (1 mo. Term SOFR + 0.43%), 03/25/2037	310,016	287,233
Series 2007-3, Class 1BA2, 5.35% (6 mo. Term SOFR + 0.93%), 03/25/2037	271,293	265,247
Series 2007-6, Class 1A1, 6.10% (6 mo. Term SOFR + 1.68%), 05/25/2037	485,628	386,969
Long Beach Mortgage Loan Trust
Series 2004-2, Class A1, 4.89% (1 mo. Term SOFR + 0.55%), 06/25/2034	547,935	535,609
Series 2006-A, Class A1, 4.63% (1 mo. Term SOFR + 0.29%), 05/25/2036	975,122	18,486
Luminent Mortgage Trust, Series 2006-3, Class 12A1, 4.87% (1 mo. Term SOFR + 0.53%), 05/25/2036	102,242	90,741
Master Resecuritization Trust, Series 2008-1, Class A1, 6.00%, 09/27/2037 (a)(c)(d)	427,130	283,508
Mastr Adjustable Rate Mortgages Trust
Series 2004-4, Class 2A3, 6.80%, 05/25/2034 (d)	176,118	165,393
Series 2005-6, Class 5A1, 3.50%, 07/25/2035 (d)	153,703	135,510
Series 2005-6, Class 7A1, 6.84%, 06/25/2035 (d)	24,483	22,303
Series 2006-2, Class 2A1, 7.27%, 04/25/2036 (d)	57,792	27,961
MASTR Adjustable Rate Mortgages Trust
Series 2005-7, Class 3A1, 3.83%, 09/25/2035 (d)	356,199	214,562
Series 2006-OA1, Class 1A1, 4.66% (1 mo. Term SOFR + 0.32%), 04/25/2046	214,059	188,765
MASTR Alternative Loans Trust
Series 2003-6, Class B1, 5.70%, 09/25/2033 (d)	344,087	307,319
Series 2004-13, Class 10A3, 5.75%, 01/25/2035	446,607	373,023
Series 2004-4, Class 1A1, 5.50%, 05/25/2034	19,192	18,293
Series 2005-4, Class 5A1, 6.00%, 05/25/2035	581,943	505,077
Series 2005-5, Class 3A1, 5.75%, 08/25/2035	3,692,361	1,715,360
Series 2005-6, Class 2A1, 4.90% (1 mo. Term SOFR + 0.56%), 12/25/2035	3,483,656	578,555
Series 2006-1, Class A2, 5.15% (1 mo. Term SOFR + 0.81%), 02/25/2036	1,895,301	635,928
Series 2006-2, Class 2A1, 4.85% (1 mo. Term SOFR + 0.51%), 03/25/2036	239,523	22,809
Series 2006-3, Class 2A2, 6.75%, 07/25/2036	1,065,127	366,066
Series 2007-1, Class 2A15, 4.82% (1 mo. Term SOFR + 0.48%), 10/25/2036	2,587,126	522,348
Series 2007-1, Class 2A7, 6.00%, 10/25/2036	983,512	266,822
Series 2007-HF1, Class 1A1, 4.21%, 10/25/2047 (d)	606,425	494,625
Mastr Asset Backed Securities Trust
Series 2006-AM2, Class A3, 4.79% (1 mo. Term SOFR + 0.45%), 06/25/2036	510,251	460,633
Series 2006-FRE2, Class A5, 4.93% (1 mo. Term SOFR + 0.59%), 03/25/2036	226,493	133,918
MASTR Asset Securitization Trust
Series 2004-3, Class 4A10, 5.50%, 03/25/2034	447,117	390,772
Series 2004-4, Class 1A7, 5.25%, 12/26/2033	197,730	188,055

Regan Total Return Income Fund
Schedule of Investments
December 31, 2024 (Unaudited)

NON-AGENCY MORTGAGE-BACKED SECURITIES (Continued)	Par	Value
MASTR Asset Securitization Trust (Continued)
Series 2006-2, Class 1A14, 6.00%, 06/25/2036	574,956	$321,745
Mastr Seasoned Securities Trust, Series 2005-1, Class 4A1, 7.50%, 10/25/2032 (d)	217,793	207,396
Mastr Specialized Loan Trust, Series 2007-1, Class A, 5.19% (1 mo. Term SOFR + 0.85%), 01/25/2037 (c)	587,267	233,380
Mellon Residential Funding Corp.
Series 1999-TBC3, Class A2, 5.38%, 10/20/2029 (d)	390,341	376,630
Series 2000-TBC3, Class A1, 4.95% (1 mo. Term SOFR + 0.55%), 12/15/2030	99,537	95,507
Merrill Lynch Mortgage Backed Securities Trust, Series 2007-2, Class 1A1, 6.74% (1 yr. CMT Rate + 2.40%), 08/25/2036	312,703	262,847
Merrill Lynch Mortgage Investors, Inc.
Series 2005-A10, Class A, 4.87% (1 mo. Term SOFR + 0.53%), 02/25/2036	109,140	105,576
Series 2006-RM2, Class A1A, 4.82% (1 mo. Term SOFR + 0.48%), 05/25/2037	7,581,068	2,080,155
Series 2006-RM3, Class A1B, 4.83% (1 mo. Term SOFR + 0.49%), 06/25/2037	5,939,596	197,128
METLIFE SECURITIZATION TRUST, Series 2020-INV1, Class A2A, 2.50%, 05/25/2050 (c)(d)	28,623	23,447
MFRA Trust
Series 2020-NQM3, Class A1, 1.01%, 01/26/2065 (c)(d)	136,524	126,801
Series 2021-INV2, Class A1, 1.91%, 11/25/2056 (c)(d)	133,031	115,379
Series 2021-NQM2, Class A1, 1.03%, 11/25/2064 (c)(d)	1,268,107	1,108,807
MLCC Mortgage Investors, Inc.
Series 2003-A, Class 2A1, 5.23% (1 mo. Term SOFR + 0.89%), 03/25/2028	14,499	13,055
Series 2003-C, Class A1, 5.11% (1 mo. Term SOFR + 0.77%), 06/25/2028	325,472	304,007
Series 2003-F, Class A1, 5.09% (1 mo. Term SOFR + 0.75%), 10/25/2028	220,392	207,623
Series 2003-F, Class A3, 7.08%, 10/25/2028 (d)	115,328	112,953
Series 2003-H, Class A1, 5.09% (1 mo. Term SOFR + 0.75%), 01/25/2029	326,677	285,446
Series 2004-A, Class B1, 5.20% (1 mo. Term SOFR + 0.86%), 04/25/2029	69,049	45,579
Series 2004-G, Class A1, 5.01% (1 mo. Term SOFR + 0.67%), 01/25/2030	27,057	25,179
Series 2006-2, Class 2A, 6.63%, 05/25/2036 (d)	40,407	39,328
Series 2006-3, Class 2A1, 6.64%, 10/25/2036 (d)	642,624	556,774
Morgan Stanley ABS Capital I, Inc.
Series 2003-NC8, Class B1, 9.85% (1 mo. Term SOFR + 5.51%), 09/25/2033	112,396	111,179
Series 2005-HE1, Class M2, 5.16% (1 mo. Term SOFR + 0.82%), 12/25/2034	242,831	233,074
Series 2006-HE6, Class A2FP, 4.57% (1 mo. Term SOFR + 0.23%), 09/25/2036	156,620	52,574
Morgan Stanley Mortgage Loan Trust
Series 2004-11AR, Class 1A2A, 4.76% (1 mo. Term SOFR + 0.42%), 01/25/2035	70,626	65,615
Series 2004-5AR, Class 2A, 5.57%, 07/25/2034 (d)	160,971	147,694
Series 2005-10, Class 1A1, 5.15% (1 mo. Term SOFR + 0.81%), 12/25/2035	362,541	214,822
Series 2005-10, Class 1A5, 5.75%, 12/25/2035	25,179	16,367
Series 2005-4, Class 4A, 4.56%, 08/25/2035 (d)	34,461	15,788
Series 2005-6AR, Class 3A2, 5.84%, 11/25/2035 (d)	521,977	449,887
Series 2005-7, Class 7A6, 5.50%, 11/25/2035	120,623	109,628
Series 2005-9AR, Class 2A, 5.86%, 12/25/2035 (d)	192,616	178,717
Series 2006-11, Class 2A1, 6.00%, 08/25/2036	458,145	192,860
Series 2006-16AX, Class 1A, 4.79% (1 mo. Term SOFR + 0.45%), 11/25/2036	2,795,675	441,300
Series 2006-17XS, Class A6, 6.08%, 10/25/2046 (b)	2,106,142	499,474
Series 2006-2, Class 6A, 6.50%, 02/25/2036	335,279	141,021
Series 2006-3AR, Class 2A3, 4.83%, 03/25/2036 (d)	612,499	348,389
Series 2006-7, Class 5A2, 5.96%, 06/25/2036 (d)	39,388	10,985
Series 2006-8AR, Class 3A, 4.47%, 06/25/2036 (a)(d)	541,549	372,044
Series 2006-8AR, Class 3B1, 6.94%, 06/25/2036 (d)	14,185	9,536
Series 2006-8AR, Class 4A2, 7.50%, 06/25/2036 (d)	11,007	9,580
Series 2007-10XS, Class A19, 6.00%, 02/25/2037 (d)	549,283	180,344
Series 2007-11AR, Class 2A3, 2.91%, 06/25/2037 (d)	83,703	46,457
Series 2007-14AR, Class 3A3, 4.67%, 10/25/2037 (d)	313,294	294,052
Series 2007-1XS, Class 2A4A, 6.58%, 09/25/2046 (b)	5,540,786	1,391,663
Series 2007-6XS, Class 2A5S, 6.50%, 02/25/2047 (b)	1,665,074	560,928

Regan Total Return Income Fund
Schedule of Investments
December 31, 2024 (Unaudited)

NON-AGENCY MORTGAGE-BACKED SECURITIES (Continued)	Par	Value
Morgan Stanley Mortgage Loan Trust (Continued)
Series 2007-7AX, Class 1A, 4.89% (1 mo. Term SOFR + 0.55%), 04/25/2037	2,032,800	$493,481
Series 2007-7AX, Class 2A4, 5.09% (1 mo. Term SOFR + 0.75%), 04/25/2037	10,923,871	471,941
Series 2007-7AX, Class 2A6, 5.09% (1 mo. Term SOFR + 0.75%), 04/25/2037	2,743,559	118,529
Series 2007-8XS, Class A1, 5.75%, 04/25/2037 (d)	1,829,332	879,468
Morgan Stanley Reremic Trust
Series 2010-R5, Class 3B, 2.48%, 03/26/2037 (b)(c)	261,054	260,909
Series 2013-R3, Class 6B2, 4.30%, 12/26/2036 (c)(d)	315,484	270,330
Series 2015-R2, Class 1B, 4.24% (MTA + 0.71%), 12/27/2046 (c)	452,422	399,491
Mortgage Loan Resecuritization Trust, Series 2009-RS1, Class B15, 5.30% (1 mo. LIBOR US + 0.34%), 04/16/2036 (c)(h)	2,405,850	1,669,883
MortgageIT Trust, Series 2006-1, Class 1A1, 4.91% (1 mo. Term SOFR + 0.57%), 04/25/2036	283,016	264,683
New Century Alternative Mortgage Loan Trust, Series 2006-ALT2, Class AF3, 4.62%, 10/25/2036 (d)	1,527,770	288,906
New Century Home Equity Loan Trust
Series 2002-1, Class M2, 5.85% (1 mo. Term SOFR + 1.51%), 03/25/2032	72,939	72,911
Series 2004-4, Class M2, 5.25% (1 mo. Term SOFR + 0.91%), 02/25/2035	29,469	31,678
Series 2006-S1, Class A1, 4.79% (1 mo. Term SOFR + 0.45%), 03/25/2036	10,314,008	241,499
New York Mortgage Trust, Series 2006-1, Class 2A2, 4.99%, 05/25/2036 (d)	31,456	26,454
NMLT Trust, Series 2021-INV1, Class A1, 1.19%, 05/25/2056 (c)(d)	1,919,044	1,610,748
Nomura Asset Acceptance Corp.
Series 2006-AF2, Class 2A, 4.34%, 08/25/2036 (a)(d)	800,807	616,622
Series 2006-AF2, Class 4A, 6.23%, 08/25/2036 (a)(d)	601,138	510,968
Series 2006-AR4, Class A1A, 4.79% (1 mo. Term SOFR + 0.45%), 12/25/2036	177,110	155,720
Series 2006-WF1, Class A2, 5.76%, 06/25/2036 (d)	160,998	43,445
Series 2007-1, Class 1A1A, 6.50%, 03/25/2047 (b)	802,800	704,332
Series 2007-2, Class A1B, 6.02%, 06/25/2037 (d)	1,068,330	901,189
Nomura Home Equity Loan Inc, Series 2006-AF1, Class A1, 6.53%, 10/25/2036 (b)	1,417,880	291,406
Nomura Resecuritization Trust
Series 2011-4RA, Class 3A10, 4.82%, 12/26/2035 (c)(d)	2,497,099	773,963
Series 2015-10R, Class 1A2, 4.46%, 12/25/2036 (c)(d)(f)	1,300,269	1,031,148
Novastar Home Equity Loan
Series 2003-1, Class A2, 5.23% (1 mo. Term SOFR + 0.89%), 05/25/2033	51,498	50,236
Series 2006-3, Class A2C, 4.77% (1 mo. Term SOFR + 0.43%), 10/25/2036	4,253,087	1,930,132
Series 2006-5, Class A2B, 4.69% (1 mo. Term SOFR + 0.35%), 11/25/2036	943,248	281,478
Oakwood Mortgage Investors, Inc.
Series 1997-A, Class B1, 7.45%, 05/15/2027	39,604	35,769
Series 1999-C, Class A2, 7.48%, 08/15/2027	422,587	323,696
Onslow Bay Mortgage Loan Trust
Series 2018-1, Class A2, 5.10% (1 mo. Term SOFR + 0.76%), 06/25/2057 (c)	70,265	69,068
Series 2020-EXP1, Class 1A3, 3.00%, 02/25/2060 (c)(d)	1,223,688	1,026,329
Series 2020-EXP1, Class 1A8, 3.50%, 02/25/2060 (c)(d)	391,580	340,467
Series 2020-EXP2, Class A9, 3.00%, 05/25/2060 (c)(d)	244,401	206,470
Series 2021-NQM2, Class A1, 1.10%, 05/25/2061 (c)(d)	4,459,248	3,614,816
Ownit Mortgage Loan Asset Backed Certificates, Series 2006-6, Class A2C, 4.77% (1 mo. Term SOFR + 0.43%), 09/25/2037	1,360,035	588,265
PHH Alternative Mortgage Trust, Series 2007-2, Class 3A1, 6.00%, 05/25/2037	210,946	188,320
PHH Mortgage Capital LLC, Series 2007-3, Class A3, 4.40%, 06/18/2037 (d)	7,163	6,941
Prime Mortgage Trust
Series 2005-4, Class 1A2, 5.00%, 10/25/2026	108,022	101,400
Series 2005-4, Class 2A9, 5.50%, 10/25/2035	76,824	70,334
Series 2006-1, Class 3A1, 4.80% (1 mo. Term SOFR + 0.46%), 06/25/2036	1,232,008	874,211
Series 2006-2, Class 1A21, 4.78% (1 mo. Term SOFR + 0.44%), 11/25/2036	2,722,462	2,199,307
Series 2006-CL1, Class A1, 4.95% (1 mo. Term SOFR + 0.61%), 02/25/2035	68,802	68,462
Series 2006-DR1, Class 2A1, Pool DR12A1, 5.50%, 05/25/2035 (c)	3,204,389	2,920,205
Series 2006-DR1, Class 2A2, 6.00%, 05/25/2035 (c)	395,106	330,572

Regan Total Return Income Fund
Schedule of Investments
December 31, 2024 (Unaudited)

NON-AGENCY MORTGAGE-BACKED SECURITIES (Continued)	Par	Value
PSMC Trust, Series 2021-1, Class A11, 2.50%, 03/25/2051 (c)(d)	440,197	$385,134
RAAC Series, Series 2005-SP1, Class 1A1, 5.00%, 09/25/2034	113,530	109,393
RALI Trust
Series 2005-QA7, Class A1, 5.32%, 07/25/2035 (d)	1,817,150	1,277,616
Series 2005-QA8, Class CB21, 5.45%, 07/25/2035 (d)	393,507	208,031
Series 2005-QA9, Class CB11, 4.80%, 08/25/2035 (d)	98,662	87,739
Series 2005-QS10, Class 3A1, 4.95% (1 mo. Term SOFR + 0.61%), 08/25/2035	278,673	191,633
Series 2005-QS11, Class A3, 0.55% (-1 x 1 mo. Term SOFR + 4.89%), 07/25/2035 (e)(g)	384,023	13,041
Series 2005-QS12, Class A8, 4.80% (1 mo. Term SOFR + 0.46%), 08/25/2035	2,926,272	2,332,302
Series 2005-QS14, Class 2A1, 6.00%, 09/25/2035	3,347,847	1,076,433
Series 2005-QS14, Class 3A1, 6.00%, 09/25/2035	819,406	700,689
Series 2005-QS16, Class A1, 5.15% (1 mo. Term SOFR + 0.81%), 11/25/2035	917,519	749,819
Series 2006-QA1, Class A21, 5.23%, 01/25/2036 (a)(d)	840,534	558,955
Series 2006-QA5, Class 1A1, 4.81% (1 mo. Term SOFR + 0.47%), 07/25/2036	4,531,075	1,537,957
Series 2006-QA5, Class 1A3, 4.89% (1 mo. Term SOFR + 0.55%), 07/25/2036	26,156	8,957
Series 2006-QA6, Class A1, 4.83% (1 mo. Term SOFR + 0.49%), 07/25/2036	252,322	224,463
Series 2006-QA9, Class A1, 4.81% (1 mo. Term SOFR + 0.47%), 11/25/2036 (a)	48,449	23,158
Series 2006-QO2, Class A1, 4.89% (1 mo. Term SOFR + 0.55%), 02/25/2046	7,163,433	1,238,886
Series 2006-QO4, Class 2A1, 4.83% (1 mo. Term SOFR + 0.49%), 04/25/2046	594,441	536,314
Series 2006-QO7, Class 3A2, 4.86% (1 mo. Term SOFR + 0.52%), 09/25/2046	402,029	387,056
Series 2006-QS12, Class 2A15, 4.95% (1 mo. Term SOFR + 0.61%), 09/25/2036	1,238,152	881,263
Series 2006-QS12, Class 2A18, 5.75%, 09/25/2036	245,937	186,242
Series 2006-QS13, Class 1A1, 4.79% (1 mo. Term SOFR + 0.45%), 09/25/2036	4,610,258	3,265,258
Series 2006-QS13, Class 1A10, 6.00%, 09/25/2036	473,376	370,227
Series 2006-QS15, Class A3, 6.50%, 10/25/2036	104,774	88,328
Series 2006-QS17, Class A2, 2.20% (-1 x 1 mo. Term SOFR + 6.54%), 12/25/2036 (e)(g)	1,488,650	138,561
Series 2006-QS18, Class 2A1, 4.90% (1 mo. Term SOFR + 0.56%), 12/25/2036	16,726,751	12,059,456
Series 2006-QS2, Class 1A14, 5.15% (1 mo. Term SOFR + 0.81%), 02/25/2036	249,010	189,348
Series 2006-QS2, Class 1A2, 4.95% (1 mo. Term SOFR + 0.61%), 02/25/2036	347,414	261,113
Series 2006-QS3, Class 2AP, 0.00%, 03/25/2036 (i)	477,977	240,004
Series 2006-QS4, Class A12, 4.95% (1 mo. Term SOFR + 0.61%), 04/25/2036	1,907,362	1,412,165
Series 2006-QS4, Class A2, 6.00%, 04/25/2036	350,820	279,959
Series 2006-QS4, Class A8, 8.00% (-790 x 1 mo. Term SOFR + 5,052.56%), 04/25/2036 (e)	121,674	101,760
Series 2006-QS6, Class 1A1, 6.00%, 06/25/2036	429,689	339,066
Series 2006-QS6, Class 1A11, 5.15% (1 mo. Term SOFR + 0.81%), 06/25/2036	1,296,445	982,732
Series 2006-QS6, Class 1A5, 5.75%, 06/25/2036	204,051	158,499
Series 2006-QS6, Class 1A9, 5.05% (1 mo. Term SOFR + 0.71%), 06/25/2036	2,070,830	1,558,912
Series 2006-QS7, Class A4, 4.85% (1 mo. Term SOFR + 0.51%), 06/25/2036	76,091	54,652
Series 2006-QS9, Class 1A1, 4.85% (1 mo. Term SOFR + 0.51%), 07/25/2036	372,781	269,539
Series 2006-QS9, Class 1A4, 6.00%, 07/25/2036	214,799	169,130
Series 2006-QS9, Class 1A8, 5.10% (1 mo. Term SOFR + 0.76%), 07/25/2036	764,143	562,076
Series 2007-QH8, Class A, 5.79%, 10/25/2037 (d)	271,743	225,514
Series 2007-QH9, Class A1, 6.35%, 11/25/2037 (d)	318,213	267,903
Series 2007-QS1, Class 1A1, 6.00%, 01/25/2037	247,953	191,262
Series 2007-QS1, Class 1A2, 1.00% (-1 x 1 mo. Term SOFR + 5.34%), 01/25/2037 (e)(g)	1,481,578	67,514
Series 2007-QS1, Class 2AP, 0.00%, 01/25/2037 (i)	766,437	309,618
Series 2007-QS10, Class A1, 6.50%, 09/25/2037	15,658	12,597
Series 2007-QS3, Class A3, 6.25%, 02/25/2037	1,201,269	961,531
Series 2007-QS4, Class 2A4, 4.79% (1 mo. Term SOFR + 0.45%), 03/25/2037	3,384,814	634,041
Series 2007-QS5, Class A1, 5.50%, 03/25/2037	861,908	684,320
Series 2007-QS7, Class 1A5, 4.85% (1 mo. Term SOFR + 0.51%), 05/25/2037	1,205,201	886,710
Series 2007-QS7, Class 1A7, 5.00% (1 mo. Term SOFR + 0.66%), 05/25/2037	479,954	356,972
Series 2007-QS7, Class 2A1, 6.75%, 06/25/2037	770,923	297,515
Series 2007-QS8, Class A1, 4.85% (1 mo. Term SOFR + 0.51%), 06/25/2037	7,030,435	5,084,416
Series 2007-QS8, Class A3, 5.05% (1 mo. Term SOFR + 0.71%), 06/25/2037	250,721	184,067
RAMP Trust, Series 2003-RS9, Class MII2, 5.16% (1 mo. Term SOFR + 1.91%), 10/25/2033	405,915	382,533

Regan Total Return Income Fund
Schedule of Investments
December 31, 2024 (Unaudited)

NON-AGENCY MORTGAGE-BACKED SECURITIES (Continued)	Par	Value
RBSGC Mortgage Pass Through Certificates
Series 2008-A, Class A1, 5.50%, 11/25/2035 (c)(d)	451,808	$372,437
Series 2008-B, Class A1, 6.00%, 06/25/2037 (a)(c)	165,798	134,628
RBSSP Resecuritization Trust
Series 2009-12, Class 17A2, 6.21%, 10/25/2035 (c)(d)	137,455	137,367
Series 2009-12, Class 9A2, 4.76%, 03/25/2036 (c)(d)	318,200	217,029
Series 2009-5, Class 13A3, 5.17% (1 mo. Term SOFR + 0.61%), 08/26/2037 (c)	1,059,515	467,233
Series 2010-2, Class 3A2, 4.32%, 12/26/2036 (a)(c)(d)	223,733	195,487
Series 2010-9, Class 7A6, 6.00%, 05/26/2037 (c)(d)	1,008,478	449,653
Series 2013-4, Class 1A2, 6.20% (1 mo. Term SOFR + 1.61%), 12/26/2037 (c)	757,255	622,932
Renaissance Home Equity Loan Trust
Series 2003-4, Class M2F, 6.24%, 03/25/2034 (b)	216,324	140,465
Series 2004-1, Class M4, 7.15% (1 mo. Term SOFR + 2.81%), 05/25/2034	239,243	168,104
Series 2004-2, Class M1, 6.41%, 07/25/2034 (b)	337,079	290,205
Series 2004-2, Class M3, 6.61%, 07/25/2034 (b)	863,495	719,750
RESI Finance LP, Series 2003-D, Class B3, 5.89% (1 mo. Term SOFR + 1.41%), 12/10/2035 (a)(c)	21,732	9,258
Residential Accredit Loans, Inc.
Series 2005-QS10, Class 3A3, 5.50%, 08/25/2035	1,321,259	948,941
Series 2005-QS13, Class 2A3, 5.75%, 09/25/2035	1,854,385	1,523,101
Series 2005-QS14, Class 3A3, 6.00%, 09/25/2035	1,904,142	1,628,265
Series 2005-QS7, Class A1, 5.50%, 06/25/2035	1,424,330	1,167,408
Series 2006-QS2, Class 1A17, 4.93% (1 mo. Term SOFR + 0.59%), 02/25/2036	456,519	342,705
Series 2006-QS2, Class 1A7, 6.00%, 02/25/2036 (g)	224,573	37,714
Series 2007-QS1, Class 1A5, 5.00% (1 mo. Term SOFR + 0.66%), 01/25/2037	2,994,200	2,207,129
Series 2007-QS1, Class 2A2, 4.81% (1 mo. Term SOFR + 0.47%), 01/25/2037	544,333	365,686
Residential Asset Securitization Trust
Series 2004-A4, Class A13, 5.00% (1 mo. Term SOFR + 0.66%), 08/25/2034	546,745	485,465
Series 2005-A10, Class A4, 5.50%, 09/25/2035	325,926	148,007
Series 2005-A11, Class 2A1, 4.85%, 10/25/2035	6,576,987	2,246,592
Series 2005-A12, Class A6, 4.95% (1 mo. Term SOFR + 0.61%), 11/25/2035	902,392	436,813
Series 2005-A15, Class 2A12, 6.00%, 02/25/2036	743,757	292,281
Series 2005-A15, Class 4A1, 6.00%, 02/25/2036	2,285,786	671,206
Series 2005-A15, Class 5A1, 5.75%, 02/25/2036	732,666	266,597
Series 2005-A8CB, Class A1, 4.95% (1 mo. Term SOFR + 0.61%), 07/25/2035	1,179,722	587,914
Series 2005-A8CB, Class A13, 4.95% (1 mo. Term SOFR + 0.61%), 07/25/2035	1,199,412	596,920
Series 2005-A9, Class A4, 5.50%, 07/25/2035	104,417	33,186
Series 2006-A1, Class 1A6, 4.95% (1 mo. Term SOFR + 0.61%), 04/25/2036	963,847	302,667
Series 2006-A10, Class A4, 6.50%, 09/25/2036	572,520	195,871
Series 2006-A10, Class A5, 6.50%, 09/25/2036	989,660	338,583
Series 2006-A10, Class A7, 6.50%, 09/25/2036	8,151,622	2,788,838
Series 2006-A14C, Class 2A4, 6.00%, 12/25/2036	4,020,985	1,121,635
Series 2006-A14C, Class 2A6, 4.90% (1 mo. Term SOFR + 0.56%), 12/25/2036	5,624,042	1,171,965
Series 2006-A15, Class A13, 6.25%, 01/25/2037	3,206,033	1,073,205
Series 2006-A2, Class A11, 6.00%, 01/25/2046	1,714,821	643,948
Series 2006-A2, Class A7, 6.00%, 01/25/2046	935,317	351,208
Series 2006-A6, Class 1A13, 6.00%, 07/25/2036	3,668,198	952,977
Series 2006-A7CB, Class 2A5, 4.70% (1 mo. Term SOFR + 0.36%), 07/25/2036	428,258	68,468
Series 2006-A8, Class 1A5, 6.25%, 08/25/2036	15,355	9,404
Series 2006-A8, Class 2A2, 6.75%, 08/25/2036	2,578,036	777,462
Series 2006-A8, Class 2A3, 6.00%, 08/25/2036	903,958	242,318
Series 2006-A8, Class 3A8, 5.20% (1 mo. Term SOFR + 0.86%), 08/25/2036	506,832	173,955
Series 2007-A1, Class A3, 5.05% (1 mo. Term SOFR + 0.71%), 03/25/2037	17,312,944	3,993,531
Series 2007-A1, Class A4, 0.70% (-1 x 1 mo. Term SOFR + 5.04%), 03/25/2037 (e)(g)	6,140,084	260,869
Series 2007-A1, Class A9, 5.75%, 03/25/2037	2,872,964	843,747
Series 2007-A2, Class 1A6, 6.00%, 04/25/2037	1,605,902	826,594

Regan Total Return Income Fund
Schedule of Investments
December 31, 2024 (Unaudited)

NON-AGENCY MORTGAGE-BACKED SECURITIES (Continued)	Par	Value
Residential Asset Securitization Trust (Continued)
Series 2007-A3, Class 1A1, 4.90% (1 mo. Term SOFR + 0.56%), 04/25/2037	1,969,350	$697,608
Series 2007-A3, Class 2A1, 4.76% (1 mo. Term SOFR + 0.42%), 04/25/2037	11,792,509	2,337,351
Series 2007-A5, Class 1A3, 4.83% (1 mo. Term SOFR + 0.49%), 05/25/2037	23,458,125	2,896,727
Series 2007-A6, Class 1A4, 6.00%, 06/25/2037	1,444,646	741,673
Series 2007-A7, Class A6, 6.00%, 07/25/2037	362,146	133,466
Series 2007-A8, Class 2A1, 6.25%, 08/25/2037	13,333,179	3,113,073
Resmae Mortgage Loan Trust
Series 2006-1, Class A2B, 4.75% (1 mo. Term SOFR + 0.41%), 02/25/2036 (c)	2,912,506	976,132
Series 2006-1, Class A2C, 4.85% (1 mo. Term SOFR + 0.51%), 02/25/2036 (c)	5,731,289	1,920,795
RFMSI Trust
Series 2005-SA2, Class 2A2, 6.31%, 06/25/2035 (d)	521,217	493,295
Series 2006-S12, Class 3A7, 5.75%, 12/25/2036	106,665	87,943
Series 2006-S7, Class A9, 6.50%, 08/25/2036	278,766	228,351
Series 2006-SA3, Class 2A3, 6.40%, 09/25/2036 (d)	2,473,720	1,386,076
Series 2007-S3, Class 1A5, 5.50%, 03/25/2037	292,651	199,532
Series 2007-S6, Class 1A16, 6.00%, 06/25/2037	17,673	13,577
Series 2007-S6, Class 2A4, 6.00%, 06/25/2037	1,183,393	900,557
Series 2007-SA1, Class 2A2, 4.90%, 02/25/2037 (d)	122,601	80,018
Series 2007-SA3, Class 2A1, 5.31%, 07/27/2037 (d)	1,235,023	915,271
Series 2007-SA4, Class 3A1, 5.86%, 10/25/2037 (d)	93,585	56,267
Rithm Capital Corp.
Series 2021-INV2, Class A7, 2.50%, 09/25/2051 (c)(d)	95,976	84,411
Series 2021-NQM3, Class A3, 1.52%, 11/27/2056 (c)(d)	99,399	86,051
Saxon Asset Securities Trust, Series 2004-1, Class A, 0.92% (1 mo. Term SOFR + 0.65%), 03/25/2035	943,497	812,568
Securitized Asset Backed Receivables LLC
Series 2004-DO1, Class M1, 5.43% (1 mo. Term SOFR + 1.09%), 07/25/2034	52,499	67,611
Series 2005-EC1, Class M3, 5.46% (1 mo. Term SOFR + 1.12%), 01/25/2035	243,232	274,283
Series 2006-HE1, Class A2B, 4.63% (1 mo. Term SOFR + 0.29%), 07/25/2036	93,025	31,974
Security National Mortgage Loan Trust, Series 2006-3A, Class A3, 6.33%, 01/25/2037 (c)(d)	305,879	120,542
Sequoia Mortgage Trust
Series 10, Class 1A, 5.28% (1 mo. Term SOFR + 0.91%), 10/20/2027	50,772	49,015
Series 2003-1, Class 1A, 5.24% (1 mo. Term SOFR + 0.87%), 04/20/2033	54,093	50,808
Series 2003-4, Class 2A1, 5.18% (1 mo. Term SOFR + 0.81%), 07/20/2033 (a)	4,251	3,869
Series 2004-5, Class A2, 5.00% (1 mo. Term SOFR + 0.63%), 06/20/2034	131,844	120,712
Series 2004-6, Class A2, 5.04% (1 mo. Term SOFR + 0.67%), 07/20/2034	15,227	13,982
Series 2005-1, Class A1, 4.94% (1 mo. Term SOFR + 0.57%), 02/20/2035	21,378	19,512
Series 2007-3, Class 1A1, 4.88% (1 mo. Term SOFR + 0.51%), 07/20/2036	23,550	20,371
Series 2007-3, Class 2BA1, 4.76%, 07/20/2037 (d)	749,908	570,793
Series 2013-5, Class A1, 2.50%, 05/25/2043 (c)(d)	200,327	169,912
Series 2013-9, Class AP, 0.00%, 07/25/2043 (c)(i)	225,892	156,318
Series 2019-CH2, Class A1, 4.50%, 08/25/2049 (c)(d)	27,608	27,400
Series 9, Class 1A, 5.18% (1 mo. Term SOFR + 0.81%), 09/20/2032	72,652	69,009
SGR Residential Mortgage Trust
Series 2020-2, Class A1, 1.38%, 05/25/2065 (c)(d)	19,736	17,638
Series 2020-2, Class A2, 1.59%, 05/25/2065 (c)(d)	77,471	69,274
Specialty Underwriting & Residential Finance
Series 2006-BC3, Class A2C, 4.75% (1 mo. Term SOFR + 0.41%), 06/25/2037	80,238	45,765
Series 2006-BC4, Class A2B, 4.67% (1 mo. Term SOFR + 0.33%), 09/25/2037	1,697,444	580,008
Starwood Mortgage Residential Trust, Series 2021-3, Class A1, 1.13%, 06/25/2056 (c)(d)	81,856	70,300
Structured Adjustable Rate Mortgage Loan Trust
Series 2004-14, Class 1A, 5.87%, 10/25/2034 (d)	106,348	99,837
Series 2004-18, Class 1A1, 4.99%, 12/25/2034 (d)	43,763	37,792
Series 2004-7, Class A4, 5.25% (1 mo. Term SOFR + 0.91%), 06/25/2034	419,410	372,292
Series 2005-18, Class 1A1, 4.62%, 09/25/2035 (d)	573,173	348,009

Regan Total Return Income Fund
Schedule of Investments
December 31, 2024 (Unaudited)

NON-AGENCY MORTGAGE-BACKED SECURITIES (Continued)	Par	Value
Structured Adjustable Rate Mortgage Loan Trust (Continued)
Series 2005-20, Class 1A1, 6.71%, 10/25/2035 (d)	495,041	$451,841
Series 2005-8XS, Class M1, 5.10% (1 mo. Term SOFR + 0.76%), 04/25/2035	494,403	492,213
Series 2006-10, Class 2A1, 5.66%, 11/25/2036 (d)	442,205	333,678
Series 2006-11, Class 1A1, 4.77% (1 mo. Term SOFR + 0.43%), 12/25/2036	2,170,401	2,007,312
Series 2006-2, Class 5A1, 5.24%, 03/25/2036 (d)	896,762	692,755
Series 2007-3, Class 2A1, 4.07%, 04/25/2047 (d)	231,535	207,343
Series 2007-5, Class 3A1, 4.86%, 06/25/2037 (d)	2,206,280	1,787,882
Structured Asset Investment Loan Trust
Series 2004-8, Class A2, 5.00% (1 mo. Term SOFR + 0.66%), 09/25/2034	154,659	141,803
Series 2005-11, Class A7, 5.17% (1 mo. Term SOFR + 0.83%), 01/25/2036	332,140	318,752
Structured Asset Mortgage Investments Inc., Series 2006-AR5, Class 3A1, 4.87% (1 mo. Term SOFR + 0.53%), 05/25/2046	1,562,540	623,015
Structured Asset Mortgage Investments, Inc.
Series 2004-AR1, Class 1A1, 5.18% (1 mo. Term SOFR + 0.81%), 03/19/2034	132,497	123,591
Series 2004-AR1, Class 1A2, 5.18% (1 mo. Term SOFR + 0.81%), 03/19/2034 (a)	3,834	3,431
Series 2004-AR4, Class 2A1, 5.18% (1 mo. Term SOFR + 0.81%), 12/19/2034	160,908	143,903
Series 2004-AR4, Class 3A1, 6.96%, 12/19/2034 (d)	88,804	86,908
Series 2004-AR5, Class 1A1, 5.14% (1 mo. Term SOFR + 0.77%), 10/19/2034	7,649	7,225
Series 2005-AR8, Class A2, 6.54% (MTA + 1.48%), 02/25/2036 (a)	738,123	596,035
Series 2006-AR1, Class 3A1, 4.91% (1 mo. Term SOFR + 0.57%), 02/25/2036	570,450	451,632
Series 2006-AR2, Class A1, 4.91% (1 mo. Term SOFR + 0.57%), 02/25/2036	55,476	48,054
Series 2006-AR3, Class 11A1, 4.87% (1 mo. Term SOFR + 0.53%), 04/25/2036	200,840	179,661
Series 2006-AR3, Class 12A1, 4.89% (1 mo. Term SOFR + 0.55%), 05/25/2036 (a)	11,529	8,359
Series 2006-AR3, Class 21A1, 4.85% (1 mo. Term SOFR + 0.51%), 02/25/2036	817,105	658,035
Series 2006-AR3, Class 22A1, 4.85%, 05/25/2036 (d)	332,108	159,675
Series 2006-AR5, Class 2A1, 4.87% (1 mo. Term SOFR + 0.53%), 05/25/2046	2,356,680	1,593,504
Series 2007-AR1, Class 2A1, 4.81% (1 mo. Term SOFR + 0.47%), 01/25/2037	374,206	321,963
Structured Asset Securities Corp.
Series 2003-39EX, Class M3, 3.67%, 08/25/2033 (a)(b)	15,966	13,412
Series 2004-16XS, Class A3A, 4.84%, 08/25/2034 (b)	312,594	306,702
Series 2004-SC1, Class A, 7.79%, 12/25/2029 (c)(d)	742,069	638,341
Series 2006-S3, Class A1, 4.71% (1 mo. Term SOFR + 0.37%), 09/25/2036	963,531	250,457
Suntrust Adjustable Rate Mortgage Loan Trust
Series 2007-2, Class 2A1, 5.49%, 04/25/2037 (d)	221,469	122,095
Series 2007-4, Class 2A1, 5.44%, 10/25/2037 (d)	121,370	93,965
SunTrust Alternative Loan Trust 2006-1F, Series 2006-1F, Class 2A, 6.50%, 04/25/2036	1,176,670	432,347
TBW Mortgage Backed Pass Through Certificates
Series 2006-2, Class DX, 6.00%, 07/25/2036 (g)	658,520	70,262
Series 2006-3, Class 2A1, 6.50%, 07/25/2036	876,585	265,503
Series 2007-2, Class A6A, 6.51%, 07/25/2037 (b)	1,586,769	577,761
Terwin Mortgage Trust
Series 2004-19HE, Class A1, 5.19% (1 mo. Term SOFR + 0.85%), 10/25/2034 (c)	401,048	388,005
Series 2004-7HE, Class A1, 5.55% (1 mo. Term SOFR + 1.21%), 07/25/2034 (c)	772,702	734,715
Thornburg Mortgage Securities Trust
Series 2003-6, Class A1, 5.15% (1 mo. Term SOFR + 0.81%), 12/25/2033	47,721	45,788
Series 2004-4, Class 1A, 5.03% (1 mo. Term SOFR + 0.69%), 12/25/2044	141,419	125,873
Series 2005-1, Class A2, 4.98%, 04/25/2045 (d)	177,948	175,901
TIAA Mortgage Loan Trust, Series 2018-3, Class A13, 4.00%, 11/25/2048 (c)(d)	105,052	97,137
Toorak Mortgage Corp., Series 2022-INV1, Class A1, 2.58%, 02/25/2057 (c)(d)	66,994	60,563
Towd Point Mortgage Trust, Series 2020-4, Class A2, 2.50%, 10/25/2060 (c)	705,000	567,431
Verus Securitization Trust
Series 2021-1, Class A2, 1.05%, 01/25/2066 (c)(d)	111,805	97,971
Series 2021-6, Class A1, 1.63%, 10/25/2066 (c)(d)	4,884,195	4,110,536
Series 2021-8, Class A2, 2.29%, 11/25/2066 (c)(d)	322,521	281,617

Regan Total Return Income Fund
Schedule of Investments
December 31, 2024 (Unaudited)

NON-AGENCY MORTGAGE-BACKED SECURITIES (Continued)	Par	Value
WaMu Mortgage Pass Through Certificates
Series 2002-AR17, Class 1B2, 6.03% (MTA + 1.20%), 11/25/2042	72,726	$66,697
Series 2002-AR2, Class A, 4.36% (Ent 11th COFI Repl + 1.25%), 02/27/2034	171,817	163,169
Series 2004-AR11, Class A, 6.96%, 10/25/2034 (d)	104,069	100,526
Series 2004-AR9, Class B1, 6.03%, 08/25/2034 (d)	141,305	130,916
Series 2004-S1, Class 1A11, 5.50%, 03/25/2034	24,941	24,468
Series 2005-AR12, Class 1A4, 5.04%, 10/25/2035 (d)	27,710	24,906
Series 2005-AR12, Class 1A6, 5.04%, 10/25/2035 (d)	50,074	45,007
Series 2005-AR15, Class A1A1, 4.97% (1 mo. Term SOFR + 0.63%), 11/25/2045	319,926	300,661
Series 2005-AR19, Class A1B2, 5.27% (1 mo. Term SOFR + 0.93%), 12/25/2045 (a)	69,013	64,458
Series 2006-AR1, Class 1A1A, 5.90% (MTA + 1.07%), 01/25/2046 (a)	386,880	324,979
Series 2006-AR12, Class 2A3, 4.19%, 10/25/2036 (a)(d)	359,561	278,120
Series 2006-AR14, Class 1A4, 4.23%, 11/25/2036 (d)	216,548	186,016
Series 2006-AR14, Class 2A3, 4.33%, 11/25/2036 (d)	735,549	632,458
Series 2006-AR18, Class 1A1, 3.70%, 01/25/2037 (d)	64,229	54,906
Series 2006-AR3, Class A1B, 5.83% (MTA + 1.00%), 02/25/2046	37,390	31,703
Series 2006-AR5, Class A12A, 5.81% (MTA + 0.98%), 06/25/2046 (a)	13,776	11,228
Series 2007-HY1, Class 1A1, 4.40%, 02/25/2037 (d)	276,752	240,550
Series 2007-HY5, Class 2A1, 3.43%, 05/25/2037 (d)	140,271	109,744
Series 2007-HY7, Class 4A1, 5.02%, 07/25/2037 (d)	70,672	62,025
Series 2007-OA4, Class 1A, 5.60% (MTA + 0.77%), 05/25/2047	142,311	117,539
Washington Mutual Alternative Mortgage Pass-Through Certificates
Series 2005-10, Class 2A8, 6.00%, 11/25/2035	671,220	607,694
Series 2005-10, Class 4CB1, 5.75%, 12/25/2035	217,524	188,311
Series 2005-3, Class 1CB3, 4.90% (1 mo. Term SOFR + 0.56%), 05/25/2035	1,633,973	1,357,092
Series 2005-5, Class CB6, 5.05% (1 mo. Term SOFR + 0.71%), 07/25/2035	58,161	50,249
Series 2005-7, Class 2CB4, 5.50%, 08/25/2035	420,010	405,622
Series 2006-1, Class 2CB2, 7.00%, 02/25/2036	770,418	548,232
Series 2006-5, Class 2CB2, 5.05% (1 mo. Term SOFR + 0.71%), 07/25/2036	454,728	290,044
Series 2006-5, Class 4A1, 6.00%, 06/25/2025 (a)	1,636,700	16
Series 2006-7, Class A3, 3.93%, 09/25/2036 (b)	2,428,300	642,705
Series 2006-AR3, Class A1A, 5.80% (MTA + 0.97%), 05/25/2046 (a)	47,482	37,953
Washington Mutual Asset-Backed Certificates, Series 2007-HE1, Class 2A1, 4.57% (1 mo. Term SOFR + 0.23%), 11/25/2036	1,493,740	466,712
Washington Mutual Mortgage Pass-Through Certificates
Series 2005-1, Class 1A1, 5.50%, 03/25/2035	875,648	831,756
Series 2005-AR2, Class 2A3, 5.15% (1 mo. Term SOFR + 0.81%), 01/25/2045	46,961	46,402
Series 2006-4, Class 3A3, 6.47%, 05/25/2036 (b)	180,426	153,043
Series 2006-AR10, Class A2B, 4.87% (1 mo. Term SOFR + 0.53%), 12/25/2036	5,109,627	848,284
Washington Mutual MSC Mortgage Pass-Through CTFS, Series 2004-RA2, Class CB1, 7.00%, 07/25/2033 (d)	22,495	18,567
Wells Fargo Alternative Loan Trust
Series 2007-PA1, Class A8, 4.99% (1 mo. Term SOFR + 0.65%), 03/25/2037	742,202	581,905
Series 2007-PA2, Class 2A1, 4.88% (1 mo. Term SOFR + 0.54%), 06/25/2037	227,446	194,631
Series 2007-PA2, Class 2A2, 1.62% (-1 x 1 mo. Term SOFR + 5.96%), 06/25/2037 (e)(g)	2,939,961	250,648
Series 2007-PA3, Class 1A4, 5.75%, 07/25/2037	281,412	235,882
Series 2007-PA6, Class A1, 6.58%, 12/28/2037 (d)	361,005	326,771
Wells Fargo Mortgage Backed Securities Trust
Series 2006-7, Class 3A1, 6.00%, 06/25/2036 (a)	337,540	312,225
Series 2006-AR12, Class 2A1, 6.94%, 09/25/2036 (d)	89,445	84,535
Series 2006-AR14, Class 2A3, 7.39%, 10/25/2036 (d)	49,955	44,553
Series 2006-AR16, Class A1, 7.75%, 10/25/2036 (d)	230,348	213,522
Series 2006-AR5, Class 2A1, 6.67%, 04/25/2036 (d)	59,213	56,908
Series 2007-AR3, Class A4, 6.30%, 04/25/2037 (d)	1,546,300	1,349,095
Series 2018-1, Class A1, 3.50%, 07/25/2047 (c)(d)	25,442	22,667
Series 2019-4, Class A17, 3.50%, 09/25/2049 (c)(d)	44,275	38,957

Regan Total Return Income Fund
Schedule of Investments
December 31, 2024 (Unaudited)

NON-AGENCY MORTGAGE-BACKED SECURITIES (Continued)	Par	Value
WinWater Mortgage Loan Trust
Series 2014-1, Class A9, 3.50%, 06/20/2044 (c)(d)	587,560	$545,822
Series 2015-A, Class A3, 3.50%, 06/20/2045 (c)(d)	206,922	188,453
Yale Mortgage Loan Trust 2007-1, Series 2007-1, Class A, 4.85% (1 mo. Term SOFR + 0.51%), 06/25/2037 (c)	78,397	24,284
TOTAL NON-AGENCY MORTGAGE-BACKED SECURITIES (Cost $645,364,410)		537,801,970

AGENCY MORTGAGE-BACKED SECURITIES - 34.7%	Par	Value
Fannie Mae Grantor Trust
Series 2001-T13, Class A1, 4.86% (1 mo. Term SOFR + 0.27%), 03/25/2032	1,906,535	1,827,909
Series 2002-T16, Class A4, 5.33%, 05/25/2042 (d)	16,480	16,196
Series 2002-T4, Class A3, 7.50%, 12/25/2041	122,850	128,744
Fannie Mae or Freddie Mac, 5.50%, 01/15/2041 (j)	25,000,000	24,662,248
Fannie Mae Whole Loan
Series 1998-W2, Class A8, 6.50%, 06/25/2028	98,009	97,955
Series 2002-W8, Class A2, 7.00%, 06/25/2042	125,924	130,228
Series 2003-W1, Class 2A, 5.16%, 12/25/2042 (a)(d)	13,520	12,371
Series 2003-W4, Class 3A, 4.71%, 10/25/2042 (d)	112,217	118,398
Series 2003-W4, Class 4A, 5.33%, 10/25/2042 (d)	80,826	81,518
Series 2004-W14, Class 1AF, 5.08% (30 day avg SOFR US + 0.51%), 07/25/2044	1,573,994	1,483,717
Federal Home Loan Mortgage Corp.
Series 237, Class PO, Pool S0-3878, 0.00%, 05/15/2036 (i)	799,846	657,184
Series 2380, Class CF, 5.31% (30 day avg SOFR US + 0.71%), 11/15/2031	76,091	75,680
Series 246, Class PO, Pool S0-4925, 0.00%, 05/15/2037 (i)	220,347	179,550
Series 272, Class F2, Pool S0-6121, 5.26% (30 day avg SOFR US + 0.66%), 08/15/2042	165,949	163,881
Series 2770, Class LO, 0.00%, 03/15/2034 (i)	6,031	4,800
Series 2771, Class FM, 5.20% (30 day avg SOFR US + 0.51%), 03/15/2034	25,860	25,649
Series 2819, Class F, 5.11% (30 day avg SOFR US + 0.51%), 06/15/2034	35,476	35,273
Series 3006, Class YF, 4.97% (30 day avg SOFR US + 0.37%), 07/15/2035	227,926	224,184
Series 3030, Class FL, 5.11% (30 day avg SOFR US + 0.51%), 09/15/2035	53,182	52,558
Series 3085, Class FW, 5.41% (30 day avg SOFR US + 0.81%), 08/15/2035	57,492	56,817
Series 3152, Class WF, 5.17% (30 day avg SOFR US + 0.57%), 02/15/2034	26,976	26,372
Series 3169, Class GF, 5.00% (30 day avg SOFR US + 0.40%), 05/15/2036	658,037	653,518
Series 3202, Class HF, 5.06% (30 day avg SOFR US + 0.46%), 08/15/2036	63,464	62,697
Series 3206, Class FE, 5.11% (30 day avg SOFR US + 0.51%), 08/15/2036	52,699	51,870
Series 3210, Class FA, 5.11% (30 day avg SOFR US + 0.51%), 09/15/2036	317,060	312,889
Series 3231, Class FA, 5.11% (30 day avg SOFR US + 0.51%), 10/15/2036	229,189	226,249
Series 3232, Class KF, 5.16% (30 day avg SOFR US + 0.56%), 10/15/2036	106,483	105,263
Series 3240, Class AF, 5.06% (30 day avg SOFR US + 0.46%), 11/15/2036	519,096	508,017
Series 325, Class PO, 0.00%, 03/15/2044 (i)	686,883	494,589
Series 3281, Class AF, 5.03% (30 day avg SOFR US + 0.43%), 02/15/2037	240,590	236,421
Series 3284, Class LF, 5.02% (30 day avg SOFR US + 0.42%), 03/15/2037	292,343	287,312
Series 3317, Class F, 5.11% (30 day avg SOFR US + 0.51%), 07/15/2036	392,053	386,989
Series 3320, Class FC, 4.88% (30 day avg SOFR US + 0.28%), 05/15/2037	26,876	26,748
Series 3361, Class LF, 5.26% (30 day avg SOFR US + 0.66%), 08/15/2037	184,669	183,150
Series 3378, Class FA, 5.29% (30 day avg SOFR US + 0.69%), 06/15/2037	7,243	7,200
Series 3404, Class AF, 5.57% (30 day avg SOFR US + 0.97%), 01/15/2038	51,699	51,875
Series 3417, Class EO, 0.00%, 11/15/2036 (i)	114,208	89,547
Series 3423, Class PF, 5.41% (30 day avg SOFR US + 0.81%), 03/15/2038	16,198	16,209
Series 3430, Class NF, 5.31% (30 day avg SOFR US + 0.71%), 03/15/2038	47,450	47,134
Series 3501, Class FC, 5.86% (30 day avg SOFR US + 1.26%), 01/15/2039	748,537	760,787
Series 3540, Class KF, 5.76% (30 day avg SOFR US + 1.16%), 11/15/2036	84,470	85,464
Series 3567, Class F, 6.17% (30 day avg SOFR US + 1.36%), 02/15/2038	161,194	147,951
Series 3605, Class BF, 5.57% (30 day avg SOFR US + 0.97%), 11/15/2039	113,770	114,268
Series 3666, Class FC, 5.44% (30 day avg SOFR US + 0.84%), 05/15/2040	161,078	160,648

Regan Total Return Income Fund
Schedule of Investments
December 31, 2024 (Unaudited)

AGENCY MORTGAGE-BACKED SECURITIES (Continued)	Par	Value
Federal Home Loan Mortgage Corp. (Continued)
Series 3671, Class FQ, 5.56% (30 day avg SOFR US + 0.96%), 12/15/2036	37,033	$37,233
Series 3758, Class F, 5.18% (30 day avg SOFR US + 0.58%), 11/15/2040	1,020,022	1,005,543
Series 3772, Class ND, 4.50%, 11/15/2040	60,941	57,156
Series 3812, Class US, 0.00% (-2 x 30 day avg SOFR US + 9.07%), 02/15/2041 (e)	78,429	59,609
Series 3815, Class DS, 0.00% (-3 x 30 day avg SOFR US + 13.61%), 02/15/2041 (e)	259,357	224,334
Series 3822, Class FC, 5.12% (30 day avg SOFR US + 0.52%), 03/15/2041	505,304	498,505
Series 3835, Class FO, 0.00%, 04/15/2041 (i)	2,612,019	1,965,712
Series 3930, Class KF, 5.21% (30 day avg SOFR US + 0.61%), 09/15/2041	1,000,341	989,059
Series 3946, Class SW, 2.19% (-1 x 30 day avg SOFR US + 6.79%), 10/15/2041 (e)	255,071	188,675
Series 3954, Class PF, 5.21% (30 day avg SOFR US + 0.61%), 07/15/2041	169,065	168,032
Series 3977, Class FB, 5.23% (30 day avg SOFR US + 0.63%), 12/15/2041	36,954	36,547
Series 3980, Class FB, 5.11% (30 day avg SOFR US + 0.51%), 01/15/2042	1,709,499	1,682,980
Series 4020, Class EF, 5.16% (30 day avg SOFR US + 0.56%), 02/15/2042	521,126	510,775
Series 4026, Class GA, 2.00%, 09/15/2041	298,644	276,740
Series 4032, Class WO, 0.00%, 04/15/2039 (i)	203,245	156,055
Series 4061, Class SL, 0.00% (-2 x 30 day avg SOFR US + 6.86%), 06/15/2042 (e)	44,323	18,474
Series 4073, Class FT, 5.06% (30 day avg SOFR US + 0.46%), 06/15/2042	95,511	93,360
Series 4073, Class QF, 5.11% (30 day avg SOFR US + 0.51%), 07/15/2042	186,454	183,350
Series 4074, Class KF, 5.01% (30 day avg SOFR US + 0.41%), 02/15/2041	23,374	23,329
Series 4076, Class LF, 5.01% (30 day avg SOFR US + 0.41%), 07/15/2042	213,441	209,353
Series 4076, Class QB, 1.75%, 11/15/2041	58,656	57,078
Series 4087, Class FB, 5.18% (30 day avg SOFR US + 0.58%), 07/15/2042	89,780	88,444
Series 4094, Class CW, 2.00%, 08/15/2042	267,073	224,398
Series 4105, Class KA, 2.00%, 08/15/2041	365,306	352,228
Series 4108, Class FC, 5.11% (30 day avg SOFR US + 0.51%), 09/15/2042	2,456,224	2,409,153
Series 413, Class F44, 5.52% (30 day avg SOFR US + 0.95%), 05/25/2054	757,251	756,565
Series 4136, Class PC, 1.25%, 11/15/2032	40,848	38,919
Series 4171, Class NG, 2.00%, 06/15/2042	17,088	15,367
Series 4182, Class UC, 1.50%, 09/15/2027	1,427	1,415
Series 4204, Class AB, 3.00%, 05/15/2043	58,125	43,758
Series 4248, Class FL, 5.16% (30 day avg SOFR US + 0.56%), 05/15/2041	33,845	33,487
Series 4265, Class FD, 5.11% (30 day avg SOFR US + 0.51%), 01/15/2035	23,700	23,438
Series 4347, Class EF, 5.21% (30 day avg SOFR US + 0.61%), 06/15/2054	4,945,498	4,858,052
Series 4400, Class FA, 5.11% (30 day avg SOFR US + 0.51%), 02/15/2041	156,932	154,348
Series 4431, Class FT, 5.11% (30 day avg SOFR US + 0.51%), 01/15/2045	1,382,737	1,354,362
Series 4436, Class FC, 5.06% (30 day avg SOFR US + 0.46%), 02/15/2045	133,756	130,634
Series 4484, Class LT, 3.50%, 09/15/2037	23,130	23,077
Series 4487, Class TL, 3.00%, 05/15/2045	105,000	89,071
Series 4594, Class KS, 0.00% (-3 x 30 day avg SOFR US + 7.43%), 05/15/2033 (e)	692,614	517,658
Series 4615, Class GT, 0.00% (-4 x 30 day avg SOFR US + 15.54%), 10/15/2042 (e)	1,034,911	721,623
Series 4621, Class HK, 2.00%, 10/15/2046	145,817	116,520
Series 4628, Class KF, 5.21% (30 day avg SOFR US + 0.61%), 01/15/2055	275,937	270,107
Series 4631, Class FA, 5.21% (30 day avg SOFR US + 0.61%), 11/15/2046	459,014	451,387
Series 4660, Class PO, 0.00%, 01/15/2033 (i)	146,849	117,664
Series 4663, Class PH, 2.50%, 03/15/2047 (a)	107,269	87,156
Series 4708, Class F, 5.01% (30 day avg SOFR US + 0.41%), 08/15/2047	559,074	544,580
Series 4710, Class TN, 3.00%, 08/15/2047	658,318	566,862
Series 4774, Class BF, 5.01% (30 day avg SOFR US + 0.41%), 02/15/2048	1,286,618	1,250,836
Series 4790, Class F, 4.90% (30 day avg SOFR US + 0.30%), 10/15/2043	625,992	609,583
Series 4792, Class KO, 0.00%, 07/15/2043 (i)	1,014,879	529,513
Series 4804, Class MF, 5.06% (30 day avg SOFR US + 0.46%), 06/15/2048	3,875,635	3,778,552
Series 4821, Class FA, 5.01% (30 day avg SOFR US + 0.41%), 07/15/2048	286,631	278,474
Series 4839, Class WO, 0.00%, 08/15/2056 (i)	3,079,913	1,943,806
Series 4851, Class KF, 5.11% (30 day avg SOFR US + 0.51%), 08/15/2057	3,695,452	3,606,027
Series 4867, Class FA, 5.11% (30 day avg SOFR US + 0.51%), 03/15/2049	199,020	196,204

Regan Total Return Income Fund
Schedule of Investments
December 31, 2024 (Unaudited)

AGENCY MORTGAGE-BACKED SECURITIES (Continued)	Par	Value
Federal Home Loan Mortgage Corp. (Continued)
Series 4875, Class F, 5.16% (30 day avg SOFR US + 0.56%), 04/15/2049	1,855,618	$1,821,148
Series 4882, Class F, 5.16% (30 day avg SOFR US + 0.56%), 05/15/2049	2,190,742	2,146,319
Series 4882, Class FA, 5.16% (30 day avg SOFR US + 0.56%), 05/15/2049	2,797,881	2,745,375
Series 4911, Class FB, 5.13% (30 day avg SOFR US + 0.56%), 09/25/2049	1,213,661	1,190,123
Series 4912, Class PA, 2.00%, 06/25/2049	163,346	131,589
Series 4913, Class UF, 5.16% (30 day avg SOFR US + 0.56%), 03/15/2049	1,454,022	1,422,009
Series 4918, Class F, 5.13% (30 day avg SOFR US + 0.56%), 10/25/2049	6,254,370	6,140,297
Series 4921, Class NB, 1.75%, 08/25/2049	234,103	187,395
Series 4929, Class FB, 5.13% (30 day avg SOFR US + 0.56%), 09/25/2049	558,998	545,808
Series 4930, Class FG, 5.13% (30 day avg SOFR US + 0.56%), 11/25/2049	588,156	574,519
Series 4930, Class FJ, 5.13% (30 day avg SOFR US + 0.56%), 11/25/2049	583,170	569,797
Series 4939, Class CF, 5.18% (30 day avg SOFR US + 0.61%), 12/25/2049	1,608,601	1,579,854
Series 4942, Class OQ, 0.00%, 04/15/2053 (i)	501,218	399,092
Series 4943, Class JP, 2.50%, 09/25/2049	335,673	284,853
Series 4981, Class GF, 5.08% (30 day avg SOFR US + 0.51%), 06/25/2050	2,049,051	2,004,010
Series 4981, Class JF, 5.08% (30 day avg SOFR US + 0.51%), 06/25/2050	2,444,364	2,389,643
Series 4982, Class F, 5.13% (30 day avg SOFR US + 0.56%), 06/25/2050	2,288,697	2,239,708
Series 4993, Class KF, 5.13% (30 day avg SOFR US + 0.56%), 07/25/2050	1,498,786	1,456,031
Series 4993, Class UG, 1.50%, 07/25/2050	20,670	11,266
Series 5003, Class PA, 1.50%, 08/25/2050	1,620,600	1,203,330
Series 5004, Class FM, 5.03% (30 day avg SOFR US + 0.46%), 08/25/2050	269,311	259,555
Series 5019, Class PC, 1.00%, 10/25/2050	4,537,987	3,291,597
Series 5019, Class PL, 1.00%, 10/25/2050	2,750,287	1,994,901
Series 5020, Class HA, 1.00%, 08/25/2050	787,421	582,545
Series 5031, Class FA, 4.90% (30 day avg SOFR US + 0.30%), 08/15/2043	2,119,873	2,049,026
Series 5034, Class KL, 1.25%, 11/25/2050	872,795	622,787
Series 5035, Class HM, 1.00%, 10/25/2050	353,997	164,920
Series 5037, Class QC, 2.00%, 11/25/2050	72,872	45,182
Series 5038, Class PJ, 0.75%, 10/25/2050	361,840	249,730
Series 5053, Class KC, 1.00%, 12/25/2050	2,247,111	1,538,555
Series 5056, Class P, 0.75%, 12/25/2050	17,134,323	12,495,613
Series 5058, Class LW, 1.25%, 01/25/2051	96,630	43,863
Series 5058, Class PM, 0.75%, 12/25/2050	1,875,041	1,317,131
Series 5060, Class DP, 1.00%, 11/25/2050	3,166,159	2,289,953
Series 5060, Class EP, 1.00%, 12/25/2050	2,811,405	2,033,655
Series 5062, Class PA, 1.25%, 01/25/2051	1,546,283	1,126,260
Series 5068, Class AB, 1.00%, 11/25/2050	1,063,799	784,022
Series 5068, Class GE, 1.00%, 11/25/2050	371,707	286,912
Series 5068, Class HB, 1.00%, 05/15/2039	524,636	498,074
Series 5070, Class EP, 1.00%, 09/25/2050	3,331,883	2,392,011
Series 5071, Class GP, 2.00%, 02/25/2051	375,644	306,774
Series 5078, Class GJ, 0.75%, 02/25/2051	553,150	392,268
Series 5081, Class DC, 1.00%, 03/25/2051	1,088,742	760,613
Series 5085, Class LC, 0.75%, 03/25/2051	213,515	146,036
Series 5087, Class PD, 0.75%, 03/25/2051	1,279,716	904,339
Series 5092, Class AS, 2.00%, 04/25/2051	37,034	18,124
Series 5101, Class CE, 1.00%, 02/25/2051	1,237,288	872,400
Series 5119, Class AB, 1.50%, 08/25/2049	264,388	204,748
Series 5131, Class TG, 1.00%, 04/25/2049	88,575	71,293
Series 5132, Class PA, 1.00%, 08/25/2051	1,250,619	980,700
Series 5151, Class GC, 1.50%, 10/25/2051	83,631	32,396
Series 5151, Class LT, 1.50%, 04/25/2051	1,564,209	1,241,027
Series 5151, Class WN, 2.00%, 10/25/2050	88,643	66,363
Series 5153, Class PA, 1.00%, 10/25/2051	554,887	438,993
Series 5181, Class EA, 1.88%, 05/25/2050	11,857,455	9,295,710

Regan Total Return Income Fund
Schedule of Investments
December 31, 2024 (Unaudited)

AGENCY MORTGAGE-BACKED SECURITIES (Continued)	Par	Value
Federal Home Loan Mortgage Corp. (Continued)
Series 5315, Class OQ, 0.00%, 01/25/2055 (i)	409,016	$335,537
Series 5328, Class JY, 0.25%, 09/25/2050	689,619	454,387
Series 5338, Class FH, 5.01% (30 day avg SOFR US + 0.41%), 04/15/2045	582,184	568,212
Series T-42, Class A5, 7.50%, 02/25/2042	125,735	130,806
Series T-76, Class 2A, 2.35%, 10/25/2037 (d)	259,354	231,374
Federal National Mortgage Association
Series 2002-26, Class A3, 5.12%, 06/25/2041 (d)	605,716	604,466
Series 2002-30, Class FB, 5.68% (30 day avg SOFR US + 1.11%), 08/25/2031	55,230	55,652
Series 2002-8, Class FE, 5.43% (30 day avg SOFR US + 0.86%), 03/25/2032	36,114	36,196
Series 2002-9, Class FB, 5.43% (30 day avg SOFR US + 0.86%), 03/25/2032	36,720	35,848
Series 2003-25, Class KP, 5.00%, 04/25/2033	6,085	5,975
Series 2003-44, Class FI, 5.43% (30 day avg SOFR US + 0.86%), 06/25/2033	38,032	37,628
Series 2003-7, Class FA, 5.43% (30 day avg SOFR US + 0.86%), 02/25/2033	55,420	55,526
Series 2004-25, Class FA, 5.08% (30 day avg SOFR US + 0.51%), 04/25/2034	21,002	20,880
Series 2004-37, Class FB, 4.81% (30 day avg SOFR US + 0.23%), 06/25/2034	99,709	97,589
Series 2004-38, Class FK, 5.03% (30 day avg SOFR US + 0.46%), 05/25/2034	144,385	143,117
Series 2004-51, Class XO, 0.00%, 07/25/2034 (i)	320,384	274,658
Series 2005-45, Class XA, 5.02% (30 day avg SOFR US + 0.45%), 06/25/2035	254,977	251,981
Series 2005-56, Class F, 4.97% (30 day avg SOFR US + 0.40%), 07/25/2035	72,502	71,482
Series 2005-66, Class FD, 4.98% (30 day avg SOFR US + 0.41%), 07/25/2035	88,594	87,265
Series 2005-82, Class FY, 4.95% (30 day avg SOFR US + 0.38%), 09/25/2035	292,847	289,657
Series 2006-101, Class FD, 4.98% (30 day avg SOFR US + 0.41%), 07/25/2036	50,933	50,234
Series 2006-118, Class A1, 4.91% (30 day avg SOFR US + 0.17%), 12/25/2036	1,264,691	1,230,865
Series 2006-126, Class CF, 4.98% (30 day avg SOFR US + 0.41%), 01/25/2037	71,850	70,647
Series 2006-20, Class GF, 5.03% (30 day avg SOFR US + 0.46%), 04/25/2036	108,586	107,091
Series 2006-23, Class BD, 1.00%, 04/25/2036	385,938	329,644
Series 2006-5, Class 2A2, 6.29%, 02/25/2035 (d)	4,574,242	4,636,097
Series 2006-56, Class FC, 4.97% (30 day avg SOFR US + 0.40%), 07/25/2036	52,562	51,995
Series 2006-62, Class FP, 4.93% (30 day avg SOFR US + 0.36%), 07/25/2036	368,161	363,038
Series 2006-72, Class TE, 4.98% (30 day avg SOFR US + 0.41%), 08/25/2036	70,310	69,217
Series 2007-109, Class NF, 5.23% (30 day avg SOFR US + 0.66%), 12/25/2037	266,172	263,853
Series 2007-117, Class MF, 5.38% (30 day avg SOFR US + 0.81%), 01/25/2038	93,650	92,852
Series 2007-65, Class KF, 5.06% (30 day avg SOFR US + 0.49%), 07/25/2037	25,907	25,497
Series 2007-85, Class FG, 5.18% (30 day avg SOFR US + 0.61%), 09/25/2037	128,514	125,877
Series 2007-91, Class JF, 5.28% (30 day avg SOFR US + 0.71%), 10/25/2037	202,349	201,054
Series 2007-95, Class A2, 4.70% (30 day avg SOFR US + 0.36%), 08/27/2036	2,916,773	2,919,034
Series 2007-96, Class AF, 5.40% (30 day avg SOFR US + 0.83%), 06/25/2037	103,905	103,715
Series 2008-11, Class PO, 0.00%, 03/25/2038 (i)	192,372	158,923
Series 2009-106, Class FA, 5.43% (30 day avg SOFR US + 0.86%), 01/25/2040	415,197	415,426
Series 2009-46, Class FA, 5.38% (30 day avg SOFR US + 0.81%), 06/25/2039	300,518	299,326
Series 2009-46, Class FC, 5.38% (30 day avg SOFR US + 0.81%), 06/25/2039	280,520	279,514
Series 2009-72, Class JF, 5.43% (30 day avg SOFR US + 0.86%), 09/25/2039	296,660	295,989
Series 2010-107, Class PF, 5.05% (30 day avg SOFR US + 0.48%), 06/25/2040	2,141,173	2,124,633
Series 2010-111, Class AF, 5.08% (30 day avg SOFR US + 0.51%), 10/25/2040	2,429,556	2,406,030
Series 2010-123, Class FK, 5.13% (30 day avg SOFR US + 0.56%), 11/25/2040	53,865	53,045
Series 2010-135, Class AF, 5.23% (30 day avg SOFR US + 0.66%), 12/25/2040	155,890	154,118
Series 2010-141, Class FB, 5.15% (30 day avg SOFR US + 0.58%), 12/25/2040	365,689	360,932
Series 2010-41, Class OP, 0.00%, 05/25/2040 (i)	1,140,356	962,372
Series 2010-61, Class PO, 0.00%, 03/25/2040 (i)	119,453	93,222
Series 2010-68, Class FA, 5.68% (30 day avg SOFR US + 1.11%), 07/25/2040	290,657	287,847
Series 2010-95, Class FA, 5.08% (30 day avg SOFR US + 0.51%), 07/25/2040	41,182	40,701
Series 2011-118, Class CF, 5.18% (30 day avg SOFR US + 0.61%), 10/25/2039	39,072	38,841
Series 2011-126, Class WA, 2.50%, 12/25/2041	170,209	135,576
Series 2011-130, Class KO, 0.00%, 12/25/2041 (i)	116,192	89,930
Series 2011-40, Class SB, 0.00% (-3 x 30 day avg SOFR US + 9.91%), 11/25/2040 (e)	42,394	28,522

Regan Total Return Income Fund
Schedule of Investments
December 31, 2024 (Unaudited)

AGENCY MORTGAGE-BACKED SECURITIES (Continued)	Par	Value
Federal National Mortgage Association (Continued)
Series 2011-41, Class FK, 5.10% (30 day avg SOFR US + 0.53%), 05/25/2041	212,376	$209,492
Series 2011-63, Class FA, 5.26% (30 day avg SOFR US + 0.69%), 07/25/2041	261,631	259,392
Series 2011-85, Class KF, 5.23% (30 day avg SOFR US + 0.66%), 09/25/2041	238,945	236,297
Series 2011-86, Class NF, 5.23% (30 day avg SOFR US + 0.66%), 09/25/2041	195,522	194,055
Series 2011-96, Class PF, 5.18% (30 day avg SOFR US + 0.61%), 10/25/2041	1,477,642	1,456,601
Series 2012-100, Class LB, 2.50%, 09/25/2042	50,000	41,229
Series 2012-103, Class NF, 5.08% (30 day avg SOFR US + 0.51%), 09/25/2042	835,769	821,490
Series 2012-120, Class QB, 2.50%, 08/25/2042	50,000	39,360
Series 2012-128, Class HS, 0.00% (-2 x 30 day avg SOFR US + 5.83%), 11/25/2042 (a)(e)	148,366	91,894
Series 2012-14, Class FL, 5.13% (30 day avg SOFR US + 0.56%), 12/25/2040	42,182	42,159
Series 2012-146, Class QA, 1.00%, 01/25/2043	67,314	56,035
Series 2012-15, Class KB, 3.50%, 03/25/2042	70,000	61,062
Series 2012-39, Class FK, 5.18% (30 day avg SOFR US + 0.61%), 04/25/2042	555,301	548,172
Series 2012-40, Class LX, 0.00% (-2 x 30 day avg SOFR US + 6.69%), 04/25/2042 (e)	203,214	112,543
Series 2012-47, Class JF, 5.18% (30 day avg SOFR US + 0.61%), 05/25/2042	178,929	176,716
Series 2012-6, Class F, 5.18% (30 day avg SOFR US + 0.61%), 02/25/2042	722,310	712,766
Series 2012-70, Class FA, 5.13% (30 day avg SOFR US + 0.56%), 07/25/2042	731,013	720,198
Series 2012-72, Class FQ, 5.18% (30 day avg SOFR US + 0.61%), 07/25/2042	308,866	302,546
Series 2012-79, Class FM, 5.13% (30 day avg SOFR US + 0.56%), 07/25/2042	84,549	83,177
Series 2012-80, Class FM, 5.18% (30 day avg SOFR US + 0.61%), 08/25/2042	155,735	153,551
Series 2012-80, Class NA, 2.75%, 06/25/2042	190,132	169,649
Series 2012-90, Class ZJ, 1.50%, 03/25/2042	241,501	218,011
Series 2013-130, Class FN, 5.03% (30 day avg SOFR US + 0.46%), 10/25/2042	140,864	138,454
Series 2013-2, Class AZ, 2.00%, 02/25/2043	150,268	116,926
Series 2013-26, Class SJ, 0.00% (-1 x 30 day avg SOFR US + 5.32%), 04/25/2033 (e)	667,145	552,927
Series 2013-31, Class PY, 2.50%, 02/25/2043	96,155	77,691
Series 2013-58, Class FY, 4.93% (30 day avg SOFR US + 0.36%), 02/25/2043	941,476	919,087
Series 2013-68, Class NA, 1.00%, 03/25/2042	180,800	149,862
Series 2013-83, Class US, 0.32% (-1 x 30 day avg SOFR US + 4.89%), 08/25/2043 (e)	160,197	100,749
Series 2014-38, Class F, 5.08% (30 day avg SOFR US + 0.51%), 07/25/2044	4,836,470	4,741,318
Series 2014-63, Class FL, 5.08% (30 day avg SOFR US + 0.51%), 10/25/2044	1,250,217	1,227,241
Series 2014-78, Class OK, 0.00%, 07/25/2043 (i)	1,382,021	741,567
Series 2015-27, Class HA, 3.00%, 03/25/2044	23,289	22,282
Series 2015-31, Class FE, 4.98% (30 day avg SOFR US + 0.41%), 05/25/2045	5,479,768	5,346,636
Series 2015-32, Class FA, 4.98% (30 day avg SOFR US + 0.41%), 05/25/2045	222,909	217,130
Series 2015-48, Class FB, 4.98% (30 day avg SOFR US + 0.41%), 07/25/2045	267,060	260,269
Series 2015-73, Class ES, 0.00% (-2 x 30 day avg SOFR US + 9.07%), 10/25/2045 (e)	198,408	110,837
Series 2016-106, Class EF, 5.18% (30 day avg SOFR US + 0.61%), 01/25/2047	5,609,945	5,520,952
Series 2016-50, Class PC, 2.00%, 08/25/2046	651,269	518,606
Series 2016-60, Class UF, 5.08% (30 day avg SOFR US + 0.51%), 09/25/2046	396,600	391,856
Series 2017-39, Class FT, 5.08% (30 day avg SOFR US + 0.51%), 05/25/2047	2,144,538	2,096,994
Series 2018-11, Class KA, 3.00%, 03/25/2048	1,009,567	866,531
Series 2018-22, Class FJ, 4.98% (30 day avg SOFR US + 0.41%), 04/25/2048	144,638	140,434
Series 2018-32, Class FC, 4.98% (30 day avg SOFR US + 0.41%), 05/25/2048	2,606,552	2,528,651
Series 2018-35, Class FA, 4.98% (30 day avg SOFR US + 0.41%), 05/25/2048	2,013,854	1,953,914
Series 2018-39, Class FG, 4.93% (30 day avg SOFR US + 0.36%), 11/25/2033	832,567	819,257
Series 2018-45, Class FT, 4.98% (30 day avg SOFR US + 0.41%), 06/25/2048	854,384	830,389
Series 2018-76, Class FN, 5.03% (30 day avg SOFR US + 0.46%), 10/25/2048	3,882,583	3,778,935
Series 2018-94, Class FA, 5.08% (30 day avg SOFR US + 0.51%), 01/25/2049	624,279	610,234
Series 2019-1, Class NF, 5.13% (30 day avg SOFR US + 0.56%), 02/25/2049	2,223,871	2,182,882
Series 2019-12, Class FB, 5.13% (30 day avg SOFR US + 0.56%), 04/25/2049	244,195	239,086
Series 2019-20, Class ND, 2.50%, 05/25/2049	317,670	257,506
Series 2019-20, Class NE, 2.75%, 05/25/2049	405,029	344,481
Series 2019-24, Class NJ, 2.50%, 05/25/2049	1,116,897	936,881
Series 2019-33, Class FB, 5.13% (30 day avg SOFR US + 0.56%), 07/25/2049	154,194	151,127

Regan Total Return Income Fund
Schedule of Investments
December 31, 2024 (Unaudited)

AGENCY MORTGAGE-BACKED SECURITIES (Continued)	Par	Value
Federal National Mortgage Association (Continued)
Series 2019-34, Class KP, 2.50%, 07/25/2049	62,170	$50,795
Series 2019-41, Class GF, 5.18% (30 day avg SOFR US + 0.61%), 03/25/2053	6,048,636	5,999,252
Series 2019-43, Class FC, 5.08% (30 day avg SOFR US + 0.51%), 08/25/2049	261,061	255,733
Series 2019-48, Class ML, 3.00%, 09/25/2049	75,990	50,084
Series 2019-61, Class AF, 5.18% (30 day avg SOFR US + 0.61%), 11/25/2049	9,602,740	9,442,001
Series 2019-62, Class FA, 5.18% (30 day avg SOFR US + 0.61%), 11/25/2059	989,891	973,042
Series 2019-68, Class FD, 5.18% (30 day avg SOFR US + 0.61%), 11/25/2049	2,774,558	2,714,974
Series 2019-69, Class FA, 5.18% (30 day avg SOFR US + 0.61%), 12/25/2049	736,443	724,565
Series 2019-8, Class FA, 5.13% (30 day avg SOFR US + 0.56%), 03/25/2049	789,423	776,526
Series 2019-81, Class FJ, 5.18% (30 day avg SOFR US + 0.61%), 01/25/2050	2,294,296	2,253,071
Series 2020-10, Class FA, 5.18% (30 day avg SOFR US + 0.61%), 03/25/2050	5,517,793	5,418,604
Series 2020-48, Class DA, 2.00%, 07/25/2050	679,584	558,187
Series 2020-49, Class GA, 1.50%, 02/25/2049	372,673	295,579
Series 2020-70, Class JC, 1.25%, 10/25/2050	6,767,867	4,873,426
Series 2020-71, Class KU, 1.00%, 10/25/2050	95,471	49,092
Series 2020-75, Class ND, 1.25%, 10/25/2050	2,102,931	1,495,544
Series 2020-75, Class PB, 1.00%, 11/25/2050	3,585,293	2,729,107
Series 2020-78, Class CA, 2.00%, 10/25/2044	31,303	28,022
Series 2020-80, Class MA, 1.00%, 11/25/2050	3,359,108	2,340,899
Series 2020-81, Class PB, 1.00%, 03/25/2050	2,251,651	1,692,266
Series 2020-81, Class PC, 1.25%, 03/25/2050	1,501,101	1,148,852
Series 2020-92, Class PH, 1.00%, 02/25/2050	3,366,147	2,431,606
Series 2020-94, Class GJ, 2.50%, 01/25/2051	177,091	156,173
Series 2020-96, Class NW, 1.00%, 01/25/2051	522,030	377,339
Series 2021-15, Class HD, 1.00%, 04/25/2051	2,074,991	1,442,478
Series 2021-15, Class HN, 1.00%, 04/25/2051	389,061	270,465
Series 2021-2, Class HB, 1.00%, 02/25/2051	693,592	502,679
Series 2021-56, Class HE, 1.25%, 09/25/2051	495,244	408,900
Series 2021-58, Class LD, 1.50%, 03/25/2051	1,550,203	1,280,367
Series 2021-65, Class GA, 2.00%, 07/25/2049	74,022	58,514
Series 2021-66, Class HB, 2.00%, 10/25/2051	93,732	80,674
Series 2021-69, Class LK, 1.50%, 05/25/2051	1,483,073	1,204,590
Series 2021-72, Class JC, 1.25%, 05/25/2051	813,354	667,810
Series 2021-75, Class PB, 1.50%, 11/25/2051	1,568,683	1,292,188
Series 2021-87, Class NC, 1.50%, 11/25/2051	1,563,478	1,245,308
Series 2021-87, Class QA, 2.00%, 12/25/2051	49,322	29,416
Series 2021-87, Class QC, 2.00%, 12/25/2051	315,287	185,193
Series 2021-87, Class WM, 2.00%, 12/25/2051	61,000	34,535
Series 2021-93, Class CG, 2.00%, 03/25/2047	2,423,590	2,022,741
Series 2021-94, Class KU, 2.00%, 12/25/2051	97,534	55,392
Series 2022-17, Class YE, 3.50%, 04/25/2052	69,000	59,351
Series 2022-66, Class CA, 4.50%, 10/25/2052	33,025	31,766
Series 2023-36, Class AO, 0.00%, 08/25/2050 (i)	250,315	175,041
Series 2023-53, Class FB, 4.98% (30 day avg SOFR US + 0.41%), 10/25/2039	9,041,541	8,891,732
Series 2023-53, Class FH, 6.37% (30 day avg SOFR US + 1.80%), 11/25/2053	3,337,462	3,364,784
Series 311, Class 1, 0.00%, 06/25/2030 (a)(i)	52,863	47,656
Series 328, Class 1, 0.00%, 12/25/2032 (i)	667,127	576,300
Series 380, Class F5, 5.08% (30 day avg SOFR US + 0.51%), 07/25/2037	47,636	46,976
Freddie Mac Whole Loan Securities Trust, Series 2017-SC02, Class 2A, 3.50%, 05/25/2047	22,519	19,864
Government National Mortgage Association
Series 2004-63, Class FL, 4.86% (1 mo. Term SOFR + 0.46%), 08/16/2034	39,950	39,757
Series 2005-48, Class AF, 4.68% (1 mo. Term SOFR + 0.31%), 06/20/2035	161,793	158,981
Series 2006-65, Class FA, 4.68% (1 mo. Term SOFR + 0.31%), 11/20/2036	885,709	885,423
Series 2007-17, Class CF, 4.76% (1 mo. Term SOFR + 0.36%), 04/16/2037	163,245	161,851
Series 2007-26, Class FD, 4.71% (1 mo. Term SOFR + 0.31%), 05/16/2037	1,889,802	1,881,403

Regan Total Return Income Fund
Schedule of Investments
December 31, 2024 (Unaudited)

AGENCY MORTGAGE-BACKED SECURITIES (Continued)	Par	Value
Government National Mortgage Association (Continued)
Series 2007-72, Class HF, 4.92% (1 mo. Term SOFR + 0.55%), 11/20/2037	160,813	$156,626
Series 2007-78, Class FA, 4.98% (1 mo. Term SOFR + 0.58%), 12/16/2037	1,507,593	1,503,614
Series 2008-11, Class FB, 5.08% (1 mo. Term SOFR + 0.71%), 02/20/2038	100,052	100,081
Series 2009-14, Class FA, 5.40% (1 mo. Term SOFR + 1.03%), 03/20/2039	815,898	821,471
Series 2009-57, Class DF, 5.77% (1 mo. Term SOFR + 1.21%), 06/16/2039	149,510	149,710
Series 2009-92, Class FJ, 5.19% (1 mo. Term SOFR + 0.79%), 10/16/2039	102,062	101,979
Series 2010-106, Class FH, 4.98% (1 mo. Term SOFR + 0.61%), 08/20/2040	4,636,658	4,581,423
Series 2010-147, Class PG, 3.50%, 05/20/2040	32,859	32,431
Series 2011-151, Class DL, 3.00%, 06/16/2041	78,500	69,337
Series 2011-151, Class FJ, 4.83% (1 mo. Term SOFR + 0.46%), 11/20/2041	447,792	441,017
Series 2011-7, Class LS, 0.91% (-2 x 1 mo. Term SOFR + 9.65%), 12/20/2040 (e)	1,027,928	885,914
Series 2011-75, Class PO, 0.00%, 05/20/2041 (i)	180,255	153,357
Series 2012-106, Class QD, 1.50%, 07/20/2042	63,102	54,536
Series 2012-21, Class QF, 4.83% (1 mo. Term SOFR + 0.46%), 02/20/2042	935,285	924,176
Series 2012-40, Class PW, 4.00%, 01/20/2042	132,107	127,660
Series 2012-84, Class QD, 2.00%, 07/16/2042	45,290	37,783
Series 2012-97, Class JF, 4.76% (1 mo. Term SOFR + 0.36%), 08/16/2042	26,687	26,543
Series 2013-150, Class FT, 4.92% (1 mo. Term SOFR + 0.55%), 02/20/2040	6,646,294	6,381,517
Series 2013-169, Class EZ, 3.25%, 11/16/2043 (f)	78,811	67,003
Series 2013-64, Class NF, 4.73% (1 mo. Term SOFR + 0.36%), 04/20/2043	327,380	322,068
Series 2013-72, Class DA, 2.04%, 11/16/2047	130,000	90,547
Series 2014-2, Class BK, 0.00%, 04/16/2040 (i)	206,848	156,452
Series 2014-21, Class DA, 2.00%, 04/16/2026	2,049	2,045
Series 2014-41, Class ST, 0.00% (-3 x 1 mo. Term SOFR + 11.16%), 11/20/2042 (e)	126,569	103,378
Series 2014-57, Class NP, 3.00%, 02/20/2044	44,237	38,385
Series 2014-94, Class CA, 1.75%, 01/20/2044	51,458	43,995
Series 2015-126, Class GS, 0.00% (-2 x 1 mo. Term SOFR + 9.07%), 09/20/2045 (e)	357,665	201,186
Series 2015-159, Class DW, 0.00% (-3 x 1 mo. Term SOFR + 7.79%), 08/20/2045 (e)	80,670	47,977
Series 2015-53, Class KC, 3.00%, 04/16/2045	58,515	42,293
Series 2016-H24, Class F, 5.62% (1 mo. Term SOFR + 0.96%), 11/20/2066	135,167	135,202
Series 2017-133, Class FB, 4.76% (1 mo. Term SOFR + 0.36%), 09/16/2047	2,444,799	2,386,949
Series 2017-39, Class BD, 2.50%, 06/20/2045	154,086	148,760
Series 2018-138, Class FB, 4.78% (1 mo. Term SOFR + 0.41%), 10/20/2048	2,505,742	2,439,980
Series 2018-14, Class FB, 4.73% (1 mo. Term SOFR + 0.36%), 01/20/2048	3,052,920	2,980,960
Series 2018-168, Class KF, 4.83% (1 mo. Term SOFR + 0.46%), 12/20/2048	3,182,055	3,106,166
Series 2019-23, Class FT, 4.93% (1 mo. Term SOFR + 0.56%), 02/20/2049	1,617,182	1,587,011
Series 2019-23, Class NE, 3.50%, 11/20/2048	580,216	530,465
Series 2019-33, Class F, 4.93% (1 mo. Term SOFR + 0.56%), 03/20/2049	62,394	61,260
Series 2019-42, Class FG, 4.88% (1 mo. Term SOFR + 0.51%), 09/20/2039	9,870,242	9,748,805
Series 2019-43, Class CF, 4.93% (1 mo. Term SOFR + 0.56%), 04/20/2049	11,817,652	11,596,652
Series 2019-43, Class FB, 4.93% (1 mo. Term SOFR + 0.56%), 04/20/2049	8,173,793	8,019,186
Series 2019-43, Class SQ, 1.57% (-1 x 1 mo. Term SOFR + 5.94%), 04/20/2049 (e)(g)	2,325,317	161,527
Series 2019-5, Class BO, 0.00%, 12/20/2039 (i)	134,587	100,508
Series 2019-86, Class FE, 4.88% (1 mo. Term SOFR + 0.51%), 07/20/2049	2,006,873	1,974,273
Series 2019-89, Class FH, 4.88% (1 mo. Term SOFR + 0.51%), 07/20/2049	7,107,191	6,958,258
Series 2019-90, Class AF, 4.88% (1 mo. Term SOFR + 0.51%), 07/20/2049	421,214	411,754
Series 2020-134, Class AP, 1.00%, 09/20/2050	2,499,127	1,979,690
Series 2020-134, Class AQ, 1.00%, 09/20/2050	3,123,909	2,474,613
Series 2020-134, Class XJ, 1.00%, 09/20/2050	199,999	87,925
Series 2020-149, Class BP, 1.00%, 10/20/2050	2,277,961	1,690,666
Series 2020-149, Class JT, 1.00%, 10/20/2050	3,472,390	2,670,032
Series 2020-149, Class UY, 2.00%, 10/20/2050	151,103	83,081
Series 2020-160, Class KQ, 1.50%, 10/20/2050	47,692	28,063
Series 2020-165, Class UC, 1.25%, 11/20/2050	656,507	483,382
Series 2020-183, Class HX, 1.00%, 12/20/2049	48,000	23,048

Regan Total Return Income Fund
Schedule of Investments
December 31, 2024 (Unaudited)

AGENCY MORTGAGE-BACKED SECURITIES (Continued)	Par	Value
Government National Mortgage Association (Continued)
Series 2020-191, Class PC, 1.00%, 12/20/2050	3,758,628	$2,826,983
Series 2020-47, Class CE, 1.50%, 01/20/2049	3,518,151	3,019,380
Series 2021-139, Class QO, 0.00%, 09/20/2049 (i)	881,942	354,077
Series 2021-160, Class MA, 1.00%, 01/20/2050	445,383	337,439
Series 2021-66, Class DU, 2.00%, 04/20/2051	40,732	23,127
Series 2021-77, Class LC, 1.25%, 07/20/2050	757,342	574,816
Series 2021-98, Class IY, 3.00%, 06/20/2051 (g)	135,870	18,257
Series 2022-154, Class FC, 5.15% (30 day avg SOFR US + 0.55%), 09/20/2052	2,770,744	2,696,500
Series 2022-24, Class UA, 2.50%, 02/20/2052	76,892	55,430
Series 2022-45, Class JD, 2.00%, 08/20/2051	131,894	117,180
Series 2023-101, Class KO, 0.00%, 01/20/2051 (i)	937,083	621,509
Series 2023-134, Class F, 5.60% (30 day avg SOFR US + 1.00%), 08/20/2053	242,805	241,950
Series 2023-66, Class OQ, 0.00%, 07/20/2052 (i)	634,446	499,293
Series 2024-144, Class FD, 5.75% (30 day avg SOFR US + 1.15%), 09/20/2054	229,066	228,247
Series 2024-30, Class CF, 5.85% (30 day avg SOFR US + 1.25%), 02/20/2054	513,530	515,943
Series 2024-51, Class FL, 5.50% (30 day avg SOFR US + 0.90%), 03/20/2054	142,089	141,766
Series 2024-62, Class MI, 6.00%, 04/20/2054 (g)	721,737	146,586
TOTAL AGENCY MORTGAGE-BACKED SECURITIES (Cost $382,399,471)		382,703,493

U.S. TREASURY SECURITIES - 11.0%	Par	Value
STRIPS, 0.00%, 11/15/2044 (k)	5,000,000	1,838,260
United States Treasury Floating Rate Note
4.44% (3 Month US Treasury Money Market Yield + 0.17%), 04/30/2025	10,000,000	10,001,978
4.40% (3 Month US Treasury Money Market Yield + 0.13%), 07/31/2025	16,000,000	16,004,047
4.45% (3 Month US Treasury Money Market Yield + 0.17%), 10/31/2025	15,000,000	15,004,966
4.52% (3 Month US Treasury Money Market Yield + 0.25%), 01/31/2026	10,000,000	10,010,572
4.43% (3 Month US Treasury Money Market Yield + 0.15%), 04/30/2026	23,000,000	23,000,402
4.46% (3 Month US Treasury Money Market Yield + 0.18%), 07/31/2026	11,000,000	11,005,649
4.48% (3 Month US Treasury Money Market Yield + 0.21%), 10/31/2026	5,000,000	5,005,313
United States Treasury Inflation Indexed Bonds
2.38%, 01/15/2025	5,023,920	5,020,946
0.13%, 04/15/2025	24,441,600	24,289,841
TOTAL U.S. TREASURY SECURITIES (Cost $121,167,279)		121,181,974

MORTGAGE SECURED NOTES - 0.0%(l)	Par	Value
Korth Direct Mortgage, Inc., Series 2021 B, 12.50%, 01/25/2027 (a)(c)	800,000	0
TOTAL MORTGAGE SECURED NOTES (Cost $800,000)		0

SHORT-TERM INVESTMENTS - 7.3%		Value
Money Market Funds - 3.9%	Shares
First American Government Obligations Fund - Class X, 4.32% (m)	42,989,328	42,989,328

U.S. Treasury Bills - 3.4%	Par
4.50%, 01/21/2025 (n)	6,000,000	5,986,563
4.95%, 02/20/2025 (n)	7,000,000	6,960,214
4.40%, 04/01/2025 (n)	25,000,000	24,742,782
		37,689,559
TOTAL SHORT-TERM INVESTMENTS (Cost $80,657,558)		80,678,887

TOTAL INVESTMENTS - 101.7% (Cost $1,230,388,718)		1,122,366,324
Liabilities in Excess of Other Assets - (1.7)%		(18,682,531)
TOTAL NET ASSETS - 100.0%		$1,103,683,793

two	–%
Regan Total Return Income Fund
Schedule of Investments
December 31, 2024 (Unaudited)

Percentages are stated as a percent of net assets.	–%

CMT - Constant Maturity Treasury
Ent 11th COFI Repl - Enterprise 11th District COFI Replacement Index
LIBOR - London Interbank Offered Rate
LP Limited Partnership
PO Principal Only
SOFR - Secured Overnight Financing Rate

(a)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $16,925,321 or 1.5% of net assets as of December 31, 2024.

(b)	Step coupon bond. The rate disclosed is as of December 31, 2024.
(c)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of December 31, 2024, the value of these securities total $117,179,210 or 10.6% of the Fund’s net assets.

(d)
Coupon rate is variable based on the weighted average coupon of the underlying collateral. To the extent the weighted average coupon of the underlying assets which comprise the collateral increases or decreases, the coupon rate of this security will increase or decrease correspondingly. The rate disclosed is as of December 31, 2024.

(e)
Inverse floating rate security whose interest rate moves in the opposite direction of reference interest rates. Reference interest rates are typically based on a negative multiplier or slope. Interest rate may also be subject to a cap or floor.

(f)
DL Custom Z Tranche - This security accrues interest which is added to the outstanding principal balance. The interest payment will be deferred until all other tranches in the structure are paid off. The rate disclosed is as of December 31, 2024.

(g)	Interest only security.
(h)	Securities referencing LIBOR are expected to transition to an alternative reference rate by the security’s next scheduled coupon reset date.
(i)	Principal only security.
(j)	To-be-announced security.
(k)	Zero coupon bonds make no periodic interest payments.
(l)	Represents less than 0.05% of net assets.
(m)	The rate shown represents the 7-day annualized effective yield as of December 31, 2024.
(n)	The rate shown is the annualized effective yield as of December 31, 2024.

Summary of Fair Value Disclosure as of December 31, 2024 (Unaudited)

Regan Total Return Income Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of December 31, 2024:

	Level 1	Level 2	Level 3		Total
Investments:
Non-Agency Mortgage-Backed Securities	$–	$521,115,727	$16,686,243		$537,801,970
Agency Mortgage-Backed Securities	–	382,464,416	239,077		382,703,493
U.S. Treasury Securities	–	121,181,974	–		121,181,974
Mortgage Secured Notes	–	–	–	(a)	–	(a)
Money Market Funds	42,989,328	–	–		42,989,328
U.S. Treasury Bills	–	37,689,559	–		37,689,559
Total Investments	$42,989,328	$1,062,451,676	$16,925,320		$1,122,366,324

Refer to the Schedule of Investments for further disaggregation of investment categories.